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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21978

                         Pioneer Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Floating Rate Fund

 Schedule of Investments 1/31/14 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 Value

 SENIOR FLOATING RATE LOAN INTERESTS - 89.9% **

 Energy - 4.2%

 Oil & Gas Drilling - 1.5%

 4,228,750

 6.00

 B+/B2

 Drillships Financing Holding, Inc., Tranche B-1 Term Loan, 3/31/21

 $

 4,334,469

 2,729,375

 5.75

 B-/B3

 Offshore Group Investment, Ltd., Term Loan, 3/28/19

 2,777,139

 3,226,785

 4.50

 B+/B1

 Pacific Drilling SA, Term Loan, 6/3/18

 3,266,716

 3,262,523

 6.25

 B+/Ba1

 Shelf Drilling Holdings, Ltd., Term Loan, 5/30/18

 3,270,679

 $

 13,649,003

 Oil & Gas Equipment & Services - 0.2%

 1,004,665

 8.50

 B-/B2

 FTS International, Inc., Term Loan, 5/6/16

 $

 1,019,018

 376,518

 4.00

 BB-/Ba2

 Vantage Pipeline Canada ULC, US Term Loan, 8/21/20

 379,342

 $

 1,398,360

 Integrated Oil & Gas - 0.1%

 892,688

 4.50

 BBB/Baa2

 Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16

 $

 902,730

 Oil & Gas Exploration & Production - 1.0%

 1,250,000

 5.75

 BB-/Ba3

 Chesapeake Energy Corp., Term Loan, 12/2/17

 $

 1,280,729

 1,650,000

 3.50

 B+/Ba3

 EP Energy LLC, Tranche B-3 Loan, 5/24/18

 1,658,250

 2,447,000

 3.88

 BB-/Ba2

 Fieldwood Energy LLC, Closing Date Loan, 9/25/18

 2,464,589

 3,050,000

 5.00

 B-/B1

 Samson Investment Co., Tranche 1 Term Loan (Second Lien), 9/25/18

 3,085,075

 $

 8,488,643

 Oil & Gas Refining & Marketing - 0.5%

 1,750,778

 3.75

 BB/Ba2

 Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3/30/18

 $

 1,757,070

 795,000

 2.41

 BBB-/Ba1

 Tesoro Corp., Initial Term Loan, 1/11/16

 804,938

 1,800,000

 4.25

 BB/NR

 Western Refining, Inc., Term Loan 2013, 11/12/20

 1,819,125

 $

 4,381,133

 Oil & Gas Storage & Transportation - 0.4%

 2,044,875

 6.50

 B/B3

 Atlas Energy LP, Loan, 7/31/19

 $

 2,108,777

 1,623,482

 4.00

 BB-/Ba2

 Vantage Pipeline US LP, Canadian Term Loan, 8/22/20

 1,635,658

 $

 3,744,435

 Coal & Consumable Fuels - 0.5%

 195,833

 5.24

 NR/NR

 Bumi Resources Tbk PT, Term Loan, 8/15/13

 $

 195,833

 3,241,875

 5.50

 B+/Ba3

 Foresight Energy LLC, Term Loan, 8/21/20

 3,276,320

 1,303,558

 6.75

 B/B3

 Walter Energy, Inc., B Term Loan, 4/2/18

 1,260,727

 $

 4,732,880

 Total Energy

 $

 37,297,184

 Materials - 8.4%

 Commodity Chemicals - 0.5%

 175,000

 0.00

 B+/B2

 Taminco Global Chemical Corp., Term Loan (First Lien), 2/15/19

 $

 175,656

 1,757,209

 4.25

 BB-/B1

 Taminco Global Chemical Corp., Tranche B-2 Dollar Term Loan, 2/15/19

 1,766,728

 2,453,315

 4.50

 NR/Ba2

 Tronox Pigments BV, New Term Loan, 3/19/20

 2,486,025

 $

 4,428,409

 Diversified Chemicals - 1.8%

 3,426,675

 4.75

 B+/B1

 Axalta Coating Systems US Holdings, Inc., 2/1/20

 $

 3,458,371

 3,109,343

 3.50

 BBB-/Ba1

 Eagle Spinco, Inc., Term Loan, 1/28/17

 3,128,776

 994,949

 4.00

 BB-/B1

 Ineos Group Holdings, Ltd., Cash Dollar Term Loan, 5/4/18

 1,001,611

 2,164,123

 5.00

 B/B2

 Nexeo Solutions LLC, Initial Term Loan, 2/26/17

 2,169,534

 1,780,538

 4.25

 B/B1

 OXEA Sarl, Tranche B-2 Term Loan (First Lien), 1/15/20

 1,800,569

 743,876

 5.50

 B/B1

 Royal Adhesives & Sealants LLC, Term B Loan (First Lien), 7/31/18

 751,160

 2,238,750

 3.75

 BB/Ba3

 Tata Chemicals North America, Inc., Term Loan, 8/7/20

 2,251,343

 1,485,964

 5.00

 B+/B2

 Univar, Term B Loan, 2/14/17

 1,479,729

 $

 16,041,093

 Specialty Chemicals - 1.8%

 1,868,431

 4.50

 B+/Ba3

 Allnex Luxembourg & CY SCA, Tranche B-1 Term Loan, 10/4/19

 $

 1,887,115

 969,439

 4.50

 B+/Ba3

 Allnex Luxembourg & CY SCA, Tranche B-2 Term Loan, 10/4/19

 979,133

 1,668,342

 3.50

 BB+/Ba1

 Chemtura Corp., New Term Loan, 8/29/16

 1,680,855

 868,631

 2.69

 BB+/Ba2

 Huntsman International LLC, Extended Term B Loan, 4/19/17

 873,154

 2,736,250

 4.00

 BB-/B1

 MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20

 2,760,761

 2,039,431

 4.25

 B+/NR

 OMNOVA Solutions, Inc., Term B-1 Loan, 5/31/18

 2,054,727

 3,565,489

 4.50

 B+/B2

 PQ Corp., 2013 Term Loan, 8/7/17

 3,602,099

 1,492,791

 3.00

 BBB-/Ba2

 W R GRACE & Co., Tranche B Term Loan (First Lien), 1/23/21

 1,500,877

 533,140

 2.49

 BBB-/Ba2

 W R GRACE & Co., Delayed Draw Term Loan, 1/23/21

 535,806

 $

 15,874,527

 Construction Materials - 0.1%

 157,952

 4.25

 B/Ba3

 CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20

 $

 159,334

 487,920

 4.25

 B/Ba3

 CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20

 492,189

 590,000

 0.00

 B/B2

 Ply Gem Industries, Inc., Tranche B Term Loan (First Lien), 1/22/21

 593,503

 $

 1,245,026

 Metal & Glass Containers - 1.0%

 316,000

 0.00

 B+/Ba3

 Ardagh Holdings USA, Inc., Tranche B-3 Term Loan (First Lien), 12/17/19

 $

 317,580

 4,000,000

 4.25

 B+/Ba3

 Ardagh Holdings USA, Inc., Dollar Term Loan, 12/9/19

 4,036,252

 2,975,721

 4.50

 B/B1

 BWAY Holding Co., Initial Term Loan, 8/31/17

 3,002,690

 1,297,239

 4.25

 B/B1

 Tank Holding Corp., Initial Term Loan, 7/9/19

 1,298,050

 $

 8,654,572

 Paper Packaging - 0.5%

 1,142,743

 7.50

 B+/B2

 Caraustar Industries, Inc., Term Loan, 5/1/19

 $

 1,174,406

 1,776,044

 5.75

 B/Ba3

 Kleopatra Acquisition Corp., Term B-1 Loan, 12/21/16

 1,796,765

 250,000

 0.00

 B+/B1

 Multi Packaging Solutions, Inc., Term Loan B, 9/30/20

 253,438

 1,385,186

 3.00

 BB/NR

 Sealed Air Corp., Replacement Term Loan, 10/3/18

 1,397,162

 $

 4,621,771

 Aluminum - 0.5%

 695,248

 6.00

 B/B1

 Constellium NV, Initial Dollar Term Loan, 3/25/20

 $

 713,932

 270,188

 5.75

 B/B1

 Noranda Aluminum Acquisition Corp., Term B Loan, 2/28/19

 257,354

 1,455,030

 3.75

 BB-/Ba2

 Novelis, Inc. Georgia, Initial Term Loan, 3/10/17

 1,466,462

 2,100,000

 5.24

 NR/B2

 TurboCombustor Technology, Inc., Initial Term Loan, 10/18/20

 2,094,750

 $

 4,532,498

 Diversified Metals & Mining - 0.9%

 4,208,282

 4.25

 BBB-/NR

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 4,260,886

 1,157,375

 11.75

 D/Caa3

 Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16 (c)

 916,256

 3,022,611

 4.00

 BB-/B1

 US Silica Co., Term Loan, 7/23/20

 3,043,391

 $

 8,220,533

 Steel - 0.5%

 1,735,650

 3.50

 BB+/B1

 American Builders & Contractors Supply Co, Inc., Term B Loan, 4/16/20

 $

 1,745,774

 987,500

 9.25

 B/B1

 Essar Steel Algoma, Inc., Term Loan, 9/19/14

 997,992

 1,747,349

 4.75

 BB-/B2

 JMC Steel Group, Inc., Term Loan, 4/1/17

 1,752,795

 352,015

 4.00

 BB+/Ba1

 SunCoke Energy, Inc., Tranche B Term Loan, 7/26/18

 352,226

 $

 4,848,787

 Paper Products - 0.7%

 3,482,500

 5.75

 B+/Ba2

 Appvion, Inc., Term Commitment, 6/28/19

 $

 3,520,954

 510,000

 5.25

 B/B1

 Exopack Holdings SA, USD Term Loan, 4/14/19

 520,041

 1,727,793

 4.50

 NR/NR

 Ranpak Corp., USD Term Loan, 4/10/19

 1,741,831

 $

 5,782,826

 Total Materials

 $

 74,250,042

 Capital Goods - 8.6%

 Aerospace & Defense - 3.2%

 2,683,899

 4.00

 B+/B1

 Accudyne Industries Borrower SCA, Refinancing Term Loan, 12/13/19

 $

 2,701,393

 1,750,000

 3.50

 BBB-/NR

 Alliant Techsystems, Inc., Term B Loan, 10/22/20

 1,762,906

 365,137

 6.50

 NR/NR

 Cadence Aerospace LLC, Term Loan, 5/9/18

 366,962

 2,346,334

 6.25

 B/B2

 DAE Aviation Holdings, Inc., Tranche B-1 Loan, 11/2/18

 2,368,819

 1,063,673

 6.25

 B/B2

 DAE Aviation Holdings, Inc., Tranche B-2 Loan, 11/2/18

 1,073,866

 2,772,284

 3.75

 BBB-/Ba2

 DigitalGlobe, Inc., Term Loan, 1/25/20

 2,783,963

 2,760,129

 6.25

 BB-/WR

 DynCorp International, Inc., Term Loan, 7/7/16

 2,784,280

 1,133,165

 5.24

 BB/B1

 Hunter Defense Technologies, Inc., Series 1 New Term Loan, 8/22/14

 1,070,841

 596,491

 3.49

 B/Caa1

 Hunter Defense Technologies, Inc., Term Loan, 8/22/14

 565,175

 1,633,500

 5.25

 B/B2

 Sequa Corp., Initial Term Loan, 6/19/17

 1,612,673

 1,237,453

 3.75

 BBB-/Ba1

 Spirit Aerosystems, Inc., Term B Loan, 4/18/19

 1,249,672

 2,572,707

 4.50

 BB-/B1

 TASC, Inc. Virginia, New Tranche B Term Loan, 12/18/15

 2,452,111

 1,940,338

 5.50

 B+/B1

 The SI Organization, Inc., New Tranche B Term Loan, 11/22/16

 1,911,232

 2,288,442

 3.75

 B/Ba3

 TransDigm, Inc., Tranche C Term Loan, 2/28/20

 2,307,393

 2,922,897

 4.75

 B/B1

 WPP Plc, 1st Lien Term Loan, 12/21/19

 2,952,126

 $

 27,963,412

 Building Products - 1.8%

 2,700,000

 5.50

 B/B2

 Armacell International GmbH, Term Loan B (First Lien), 7/2/20

 $

 2,706,750

 2,507,182

 3.50

 BB-/B1

 Armstrong World Industries, Inc., Term Loan B, 3/15/20

 2,516,062

 1,989,932

 4.25

 BB-/B2

 NCI Building Systems, Inc., Tranche B Term Loan, 6/24/19

 1,997,643

 2,000,000

 5.25

 BB-/B2

 Norcraft Cos. Inc., Initial Loan, 11/12/20

 2,020,000

 1,232,555

 5.00

 BB-/B2

 Summit Materials LLC, Term B Loan, 1/30/19

 1,240,644

 2,902,725

 4.00

 B+/B1

 The Quikrete Companies, Inc., Initial Loan (First Lien), 9/26/20

 2,932,043

 2,588,766

 4.25

 B+/B1

 Unifrax Corp., New Term B Loan, 12/31/19

 2,605,350

 $

 16,018,492

 Construction & Engineering - 0.3%

 2,900,000

 6.75

 B+/B2

 International Equipment Solutions LLC, Initial Loan, 8/16/19

 $

 2,912,688

 Electrical Components & Equipment - 0.7%

 2,287,943

 5.24

 B+/B1

 Pelican Products, Inc., Repriced Term Loan (First Lien), 6/9/18

 $

 2,308,683

 2,000,000

 0.00

 BB+/Ba3

 Southwire Co., Term Loan, 1/31/21

 2,007,500

 2,073,750

 6.00

 B+/Ba2

 WireCo WorldGroup, Inc., Term Loan, 2/15/17

 2,093,191

 $

 6,409,374

 Industrial Conglomerates - 0.8%

 1,604,128

 4.25

 B/Ba3

 CeramTec Service GmbH, Initial Dollar Term B-1 Loan, 8/30/20

 $

 1,618,164

 2,085,494

 4.25

 B/B1

 Milacron LLC, Term Loan, 3/12/20

 2,092,976

 3,128,506

 4.50

 B+/B2

 Pro Mach, Inc., Term Loan, 7/6/17

 3,146,104

 $

 6,857,244

 Construction & Farm Machinery & Heavy Trucks - 0.6%

 355,000

 3.25

 BB/Ba1

 Manitowoc Co. Inc. (The), Term B Loan, 12/18/20

 $

 356,544

 1,185,000

 5.75

 B/Ba3

 Navistar, Inc., Tranche B Term Loan, 8/17/17

 1,208,700

 1,738,572

 3.50

 NR/NR

 Terex Corp., Term Loan, 4/28/17

 1,760,304

 1,768,506

 4.50

 B+/B2

 Waupaca Foundry, Inc., Term Loan, 6/29/17

 1,772,927

 $

 5,098,475

 Industrial Machinery - 1.1%

 3,991,250

 4.25

 B/B1

 Gardner Denver, Inc., Initial Dollar Term Loan, 7/30/20

 $

 3,991,705

 2,401,830

 4.25

 NR/Ba3

 Schaeffler AG, Facility C (USD), 1/27/17

 2,425,339

 2,019,988

 5.50

 B+/B1

 Transtar Holding Co., Term Loan (First Lien), 10/9/18

 1,984,639

 1,402,950

 5.24

 BB-/Ba3

 Xerium Technologies, Inc., New Term Loan, 5/17/19

 1,412,887

 $

 9,814,570

 Trading Companies & Distributors - 0.1%

 817,831

 3.75

 BB/Ba3

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 $

 820,898

 $

 820,898

 Total Capital Goods

 $

 75,895,153

 Commercial Services & Supplies - 5.5%

 Commercial Printing - 0.4%

 1,129,397

 6.25

 B+/B2

 Cenveo Corp., Term B Loan, 2/13/17

 $

 1,146,338

 2,150,000

 4.25

 B+/Ba3

 Multi Packaging Solutions, Inc., Initial Term Loan, 8/17/20

 2,164,334

 $

 3,310,672

 Environmental & Facilities Services - 1.7%

 498,741

 4.25

 B+/NR

 ADS Waste Holdings, Inc., Tranche B Term Loan, 10/9/19

 $

 502,208

 687,750

 3.50

 BB+/Baa3

 Covanta Energy Corp., Term Loan, 3/28/19

 692,335

 1,990,000

 3.75

 NR/NR

 ISS AS, New Term B Loan, 3/26/18

 1,997,960

 2,467,351

 3.00

 BBB-/Ba1

 Progressive Waste Solutions, Ltd., Term B Loan, 10/31/19

 2,470,435

 2,094,750

 6.25

 B+/B3

 Synagro Infrastructure Co, Inc., Term Loan, 6/30/20

 2,097,368

 1,485,000

 6.25

 B-/B2

 Tervita Corp., Term Loan, 5/15/18

 1,499,320

 1,584,198

 4.00

 B+/B1

 Waste Industries USA, Inc., Term B Loan, 3/17/17

 1,590,126

 2,014,875

 5.50

 B+/B3

 Wastequip LLC, Term Loan, 8/9/19

 2,024,949

 1,991,980

 4.00

 B+/B1

 WCA Waste Corp., Term Loan, 3/23/18

 1,999,140

 $

 14,873,841

 Diversified Support Services - 0.6%

 1,626,473

 10.00

 NR/NR

 IAP Worldwide Services, Inc., Term Loan (First Lien), 12/31/15 (c)

 $

 526,571

 502,553

 8.00

 B-/B2

 infoGroup, Inc., Term B Loan, 5/26/18

 424,239

 988,412

 3.75

 BB-/Ba3

 KAR Auction Services, Inc., Term Loan, 5/19/17

 997,678

 1,617,830

 6.25

 B-/B1

 Language Line LLC, Tranche B Term Loan, 6/20/16

 1,620,864

 1,750,000

 4.50

 B+/Ba3

 TMS International Corp., Term B Loan, 10/2/20

 1,758,750

 66,032

 15.00

 NR/NR

 Velo Holdings, Inc., Term Loan, 2/2/18

 66,692

 $

 5,394,794

 Security & Alarm Services - 1.5%

 500,000

 3.00

 BBB/NR

 Allegion US Holding Co, Inc., Tranche B Term Loan, 12/26/20

 $

 502,188

 1,660,383

 5.25

 B+/Ba3

 Allied Security Holdings LLC, Term Loan (First Lien), 1/21/17

 1,668,685

 513,458

 4.00

 B+/NR

 GardaWorld Security Corp., Tranche B-1 Term Loan (First Lien), 11/8/20

 $

 517,438

 2,007,155

 4.00

 B+/Ba3

 GardaWorld Security Corp., Tranche B-2 Term Loan (First Lien), 11/1/20

 2,022,711

 3,375,362

 4.25

 B/Ba3

 Monitronics International, Inc., Term B Loan, 3/23/18

 3,404,896

 2,331,883

 4.25

 B+/B1

 Protection One, Inc., Term Loan (2012), 3/21/19

 2,340,628

 2,342,300

 3.25

 BB/Ba3

 The Geo Group, Inc., Term Loan, 4/3/20

 2,354,745

 $

 12,811,291

 Human Resource & Employment Services - 0.3%

 2,802,684

 3.50

 BB-/Ba2

 On Assignment, Inc., Initial Term B Loan, 5/15/20

 $

 2,803,828

 Research & Consulting Services - 1.0%

 3,134,743

 3.25

 BBB-/Ba2

 Crown Castle International Corp., Tranche B-2 Term Loan (First Lien), 1/31/21

 $

 3,151,398

 3,283,500

 5.25

 NR/B1

 Sourcehov LLC, Term Loan, 4/30/18

 3,313,600

 2,587,187

 5.00

 BB-/Ba3

 Wyle Services Corp., Term Loan (First Lien), 3/26/17

 2,586,108

 $

 9,051,106

 Total Commercial Services & Supplies

 $

 48,245,532

 Transportation - 3.4%

 Air Freight & Logistics - 0.8%

 1,495,220

 5.00

 B/B2

 Air Medical Group Holdings, Inc., B-1 Term Loan, 6/30/18

 $

 1,507,368

 731,882

 0.15

 CCC+/B2

 CEVA Group Plc, Dollar Tranche B Pre-Funded Term Loan, 8/31/16

 730,509

 1,033,502

 5.25

 CCC+/B2

 CEVA Logistics US Holdings, Inc., US Tranche B Term Loan, 8/31/16

 1,031,564

 301,545

 5.24

 CCC+/NR

 EGL, Inc., EGL Tranche B Term Loan, 8/31/16

 300,979

 1,716,375

 6.75

 B-/B2

 Ozburn-Hessey Holding Co LLC, Term Loan, 5/23/19

 1,735,684

 1,700,000

 5.25

 B/Ba3

 Syncreon Group BV, Term Loan, 9/26/20

 1,708,500

 $

 7,014,604

 Airlines - 1.9%

 1,600,000

 5.50

 B+/B1

 Air Canada, Term Loan, 9/26/19

 $

 1,647,000

 1,605,600

 5.75

 BB-/Ba3

 Allegiant Travel Co., Term Loan, 3/10/17

 1,613,628

 4,019,800

 3.75

 BB-/Ba2

 American Airlines, Inc., Class B Term Loan, 6/27/19

 4,058,744

 2,355,676

 3.25

 BB-/Ba3

 Atlantic Aviation FBO, Inc., Term Loan (2013), 6/1/20

 2,368,927

 742,500

 4.00

 BB/Ba1

 Delta Air Lines, Inc., New Term B-1 Loan, 10/18/18

 747,403

 1,755,000

 3.50

 BB+/Ba1

 Delta Air Lines, Inc., Term Loan, 4/20/17

 1,771,081

 1,736,875

 4.00

 BB-/Ba2

 United Airlines, Inc., Class B Term Loan, 4/1/19

 1,754,235

 908,036

 0.00

 BB-/NR

 US Airways, Tranche B-1 Term Loan (First Lien), 5/23/19

 914,165

 1,513,393

 0.00

 BB-/NR

 US Airways, Tranche B-2 Term Loan (First Lien), 11/23/16

 1,521,716

 $

 16,396,899

 Marine - 0.2%

 2,079,788

 5.25

 BB/Ba3

 Navios Maritime Partners LP, Term Loan, 6/27/18

 $

 2,121,383

 Trucking - 0.1%

 1,155,786

 4.00

 BB/Ba2

 Swift Transportation Co. LLC, Tranche B-2 Term Loan (2013), 12/21/17

 $

 1,166,381

 Marine Ports & Services - 0.4%

 2,338,250

 4.50

 B/B3

 Lineage Logistics LLC, Term Loan, 4/26/19

 $

 2,342,148

 855,000

 0.00

 B/B2

 SeaStar Solutions, Term Loan, 1/22/21

 862,481

 $

 3,204,629

 Total Transportation

 $

 29,903,896

 Automobiles & Components - 2.8%

 Auto Parts & Equipment - 2.6%

 1,990,000

 4.75

 B/B2

 Affinia Group, Inc., Tranche B-2 Term Loan, 4/25/20

 $

 1,994,975

 89,210

 3.16

 BB-/Ba3

 Allison Transmission, Inc., New Term B-2 Loan, 8/7/17

 89,545

 2,194,124

 3.75

 B+/Ba3

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 2,203,723

 773,866

 2.11

 B/B1

 Federal-Mogul Corp., Tranche B Term Loan, 12/29/14

 769,997

 455,415

 2.11

 B/B1

 Federal-Mogul Corp., Tranche C Term Loan, 12/28/15

 453,138

 2,882,110

 5.00

 B+/B2

 HHI Holdings LLC, Additional Term Loan, 10/5/18

 2,910,931

 4,106,558

 5.00

 B+/B1

 Metaldyne LLC, USD Term Loan, 12/18/18

 4,146,597

 1,934,190

 4.25

 B+/B1

 Remy International, Inc., Term B Loan 2013, 3/5/20

 1,946,279

 1,257,409

 5.50

 NR/NR

 TI Group Automotive Systems LLC, Additional Term Loan, 3/27/19

 1,265,268

 1,379,079

 3.75

 BB/Ba2

 Tomkins LLC, Term B-2 Loan, 9/29/16

 1,388,437

 3,597,858

 4.75

 B+/B1

 Tower Automotive Holdings USA LLC, Refinancing Term Loan (First Lien), 4/23/20

 3,628,558

 1,867,897

 5.50

 B/Ba3

 UCI International, Inc., Term Loan, 7/26/17

 1,880,738

 $

 22,678,186

 Tires & Rubber - 0.2%

 2,175,000

 4.75

 BB/Ba1

 The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19

 $

 2,202,868

 Total Automobiles & Components

 $

 24,881,054

 Consumer Durables & Apparel - 2.5%

 Home Furnishings - 0.5%

 2,826,428

 4.25

 B+/B1

 Serta Simmons Holdings LLC, Term Loan, 10/1/19

 $

 2,854,252

 1,482,982

 3.50

 BB/Ba3

 Tempur Sealy International, Inc., New Term B Loan, 3/18/20

 1,489,161

 $

 4,343,413

 Housewares & Specialties - 0.9%

 1,117,200

 2.91

 BBB-/Ba1

 Jarden Corp., Tranche B1 Term Loan, 9/30/20

 $

 1,124,997

 1,581,450

 3.79

 BB/Ba2

 Prestige Brands, Inc., Term B-1 Loan, 1/31/19

 1,594,135

 2,581,255

 4.00

 B+/B1

 Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 12/31/18

 2,614,731

 2,584,730

 5.24

 B/B1

 World Kitchen LLC, U.S. Term Loan, 3/4/19

 2,617,039

 $

 7,950,902

 Leisure Products - 0.4%

 997,449

 3.75

 NR/NR

 Bass Pro Group LLC, Tranche B Term Loan (First Lien), 11/20/19

 $

 1,007,008

 2,028,857

 4.00

 B+/B1

 Bombardier Recreational Products, Inc., Term B Loan, 1/30/19

 2,039,001

 485,930

 4.25

 B/B2

 Leslie's Poolmart, Inc., Additional Tranche B Term Loan, 10/16/19

 490,182

 $

 3,536,191

 Apparel, Accessories & Luxury Goods - 0.6%

 2,254,598

 3.25

 BBB-/Ba1

 PVH Corp., Tranche B Term Loan, 12/19/19

 $

 2,272,035

 3,098,996

 5.75

 B/B2

 Renfro Corp., Tranche B Term Loan, 1/23/19

 3,110,618

 $

 5,382,653

 Total Consumer Durables & Apparel

 $

 21,213,159

 Consumer Services - 6.6%

 Casinos & Gaming - 1.1%

 1,142,016

 3.25

 NR/NR

 Las Vegas Sands LLC, Tranche B-2 Term Loan (First Lien), 12/19/20

 $

 1,145,886

 2,973,722

 3.50

 BB/Ba2

 MGM Resorts International, Term B Loan, 12/20/19

 2,980,624

 2,000,000

 3.25

 BB+/Ba1

 Penn National Gaming, Inc., Term B Facility Loan, 10/25/20

 2,010,000

 796,000

 3.75

 BB+/Ba2

 Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20

 802,468

 2,700,375

 3.00

 BBB-/Baa3

 Seminole Tribe of Florida, Inc., Initial Term Loan, 4/29/20

 2,707,531

 $

 9,646,509

 Hotels, Resorts & Cruise Lines - 1.3%

 2,793,000

 3.50

 NR/NR

 Four Seasons Holdings Inc., Term Loan, 6/27/20

 $

 2,815,693

 2,388,000

 4.50

 BB-/B3

 Great Wolf Resorts, Inc., Term B Loan, 8/6/20

 2,417,353

 1,421,053

 3.75

 BB/Ba3

 Hilton Worldwide Finance LLC, Initial Term Loan, 9/23/20

 1,432,837

 1,695,750

 4.50

 B/B1

 Sabre, Inc., Incremental Term Loan, 2/19/19

 1,702,374

 1,071,411

 5.25

 B/B1

 Sabre, Inc., Term B Loan, 2/19/19

 1,080,563

 1,681,250

 4.75

 BB-/Ba2

 Seven Seas Cruises S de RL LLC, Term B-1 Loan, 12/21/18

 1,690,707

 $

 11,139,527

 Leisure Facilities - 0.8%

 1,545,281

 3.25

 BBB-/Ba1

 Cedar Fair LP, U.S. Term Facility, 3/6/20

 $

 1,553,974

 2,795,950

 3.00

 BB+/Ba3

 SeaWorld Parks & Entertainment, Inc., Term B-2 Loan, 5/14/20

 2,787,462

 2,451,622

 3.51

 BB+/Ba2

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 12/20/18

 2,471,532

 $

 6,812,968

 Restaurants - 2.0%

 2,615,932

 3.75

 BB/Ba3

 Burger King Corp., Tranche B Term Loan (2012), 9/28/19

 $

 2,636,823

 2,033,544

 3.75

 BB-/Ba2

 DineEquity, Inc., Term B-2 Loan, 10/19/17

 2,048,977

 2,864,269

 3.75

 B+/B2

 Dunkin' Brands, Inc., Term B-3 Loan, 2/14/20

 2,878,590

 2,247,650

 4.00

 BB-/Ba3

 Landry's, Inc., B Term Loan, 4/24/18

 2,272,936

 1,929,833

 4.00

 B/Ba3

 NPC International, Inc., Term Loan (2013), 12/28/18

 1,952,750

 2,480,496

 4.25

 B/Ba3

 PF Chang's China Bistro, Inc., Term Borrowing, 6/22/19

 2,483,596

 3,362,002

 3.25

 BB-/B1

 Wendy's International, Inc., Term B Loan, 5/15/19

 3,377,010

 $

 17,650,682

 Education Services - 0.8%

 2,659,681

 4.00

 B+/B1

 Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20

 $

 2,681,955

 3,487,804

 5.00

 B/NR

 Laureate Education, Inc., New Series 2018 Extended Term Loan, 6/16/18

 3,479,084

 1,115,625

 9.00

 NR/B2

 McGraw-Hill Global Education Holdings LLC, Term B Loan, 3/22/19

 1,138,635

 $

 7,299,674

 Specialized Consumer Services - 0.6%

 1,550,000

 5.24

 NR/NR

 Ascensus, Inc., Initial Term Loan (First Lien), 11/12/19

 $

 1,567,438

 4,764,000

 3.75

 BB/Ba2

 Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20

 4,268,544

 $

 5,835,982

 Total Consumer Services

 $

 58,385,342

 Media - 9.0%

 Advertising - 1.2%

 1,341,820

 4.25

 B+/B1

 Acosta, Inc., Term B Loan (2013), 3/2/18

 $

 1,355,238

 3,081,341

 4.25

 B+/B1

 Advantage Sales & Marketing, Inc., 2013 Term Loan (First Lien), 12/18/17

 3,110,228

 2,644,078

 6.75

 B-/B1

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 2,629,054

 1,782,000

 4.50

 B/B1

 Crossmark Holdings, Inc., Term Loan (First Lien), 12/20/19

 1,778,659

 1,804,719

 4.75

 B/B2

 Getty Images, Inc., Initial Term Loan, 10/18/19

 1,705,783

 300,000

 0.00

 B+/NR

 Learfield Communications, Inc., Initial Term Loan (First Lien), 10/9/20

 302,070

 $

 10,881,032

 Broadcasting - 2.8%

 746,306

 0.00

 NR/NR

 CBS Outdoor Americas Capital LLC, Tranche B Term Loan (First Lien), 1/15/21

 $

 749,960

 2,189,000

 2.66

 BBB-/Baa3

 CSC Holdings LLC, Term B Loan, 4/17/20

 2,180,032

 2,153,881

 4.00

 B+/Ba3

 Entercom Radio LLC, Term B-2 Loan, 11/23/18

 2,176,094

 1,729,402

 4.75

 BB/Ba3

 Gray Television, Inc., Initial Term Loan, 10/11/19

 1,744,535

 2,229,865

 4.50

 B+/B1

 Hubbard Broadcasting, Inc., Tranche 1 Term Loan, 4/29/19

 2,242,408

 3,819,601

 4.75

 B/B2

 NEP, Refinanced New Term Loan (First Lien), 1/22/20

 3,844,268

 1,496,250

 3.25

 BB-/B1

 Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20

 1,490,639

 2,689,471

 4.50

 B/B2

 Salem Communications Corp., Term Loan, 3/13/20

 2,716,365

 726,136

 3.00

 NR/Ba1

 Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20

 727,422

 4,500,000

 4.00

 BB+/Ba2

 Tribune Co., Tranche B Term Loan (First Lien), 11/20/20

 4,502,812

 243,795

 3.50

 B+/Ba3

 TWCC Holding Corp., Term Loan, 2/13/17

 244,291

 744,375

 4.00

 B+/B2

 Univision Communications, Inc., 2013 Incremental Term Loan, 3/1/20

 748,640

 1,156,270

 4.50

 B+/B2

 Univision Communications, Inc., Term Loan, 3/1/20

 1,164,009

 496,250

 4.50

 B+/B2

 Univision Communications, Inc., Term Loan, 3/1/20

 499,352

 $

 25,030,827

 Cable & Satellite - 2.1%

 2,569,399

 3.50

 BB-/Ba2

 Cequel Communications LLC, Term Loan, 2/14/19

 $

 2,581,234

 4,875,500

 3.00

 BB+/Baa3

 Charter Communications Operating LLC, Term F Loan, 1/1/21

 4,861,804

 1,913,109

 3.75

 BB/Ba3

 Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19

 1,930,566

 1,728,125

 4.00

 BB-/Ba3

 MCC Georgia LLC, Tranche G Term Loan, 2/8/20

 1,730,285

 477,600

 3.25

 BB/Ba3

 MCC Georgia LLC, Tranche H Term Loan, 1/29/21

 479,988

 2,496,437

 3.50

 BB/Ba3

 Telesat Canada, U.S. Term B Loan, 3/28/19

 2,511,593

 2,750,000

 3.50

 NR/Ba3

 Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20

 2,759,798

 1,674,232

 4.75

 B/B1

 WideOpenWest Finance LLC, Term B Loan, 4/1/19

 1,689,807

 $

 18,545,075

 Movies & Entertainment - 1.8%

 2,168,939

 3.50

 BB-/Ba2

 AMC Entertainment, Inc., Initial Term Loan, 4/30/20

 $

 2,177,742

 537,275

 3.75

 NR/Baa3

 Cinedigm Digital Funding I LLC, Term Loan, 2/28/18

 539,290

 2,140,126

 3.25

 NR/Baa2

 Kasima LLC, Term Loan, 5/17/21

 2,144,584

 1,555,745

 3.50

 BB/Ba3

 Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20

 1,566,044

 2,564,466

 3.50

 BB-/Ba2

 Rovi Solutions Corp., Tranche B-3 Term Loan, 3/29/19

 2,559,658

 1,990,000

 3.50

 BB+/Ba1

 Seminole Hard Rock Entertainment, Inc., New Term Loan B, 5/14/20

 1,996,842

 1,492,500

 4.00

 B+/B1

 US Finco LLC, Term B Loan, 5/30/20

 1,500,895

 3,167,063

 3.75

 BB-/Ba3

 WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/1/20

 3,180,424

 $

 15,665,479

 Publishing - 1.1%

 1,745,242

 4.75

 NR/WR

 Cengage Learning Acquisitions, Inc., Original Term Loan, 7/3/14 (c)

 $

 1,602,713

 2,529,165

 3.75

 BB-/Ba3

 Interactive Data Corp., Refinanced Term Loan, 2/11/18

 2,541,810

 2,700,000

 6.25

 B+/B2

 McGraw-Hill School Education Holdings LLC, Term B Loan, 12/18/19

 2,737,687

 2,280,249

 4.25

 BB-/Ba3

 MTL Publishing LLC, Term B Loan, 6/29/18

 2,297,351

 $

 9,179,561

 Total Media

 $

 79,301,974

 Retailing - 2.8%

 Distributors - 0.2%

 1,862,213

 4.25

 B/B2

 Spin Holdco, Inc., Initial Term Loan (First Lien), 11/14/19

 $

 1,879,864

 Department Stores - 0.2%

 1,695,750

 5.00

 B/B2

 Neiman Marcus Group, Ltd., Inc., Term Loan, 10/18/20

 $

 1,717,766

 Apparel Retail - 0.1%

 962,677

 4.00

 B/Ba3

 J Crew Group, Inc., Term B-1 Loan, 3/7/18

 $

 971,702

 Computer & Electronics Retail - 0.1%

 1,225,890

 12.00

 B/B2

 Targus Group International, Inc., Term Loan, 5/24/16

 $

 1,103,301

 Home Improvement Retail - 0.6%

 3,428,354

 4.50

 B/B1

 Apex Tool Group LLC, Term Loan, 2/1/20

 $

 3,451,917

 1,671,890

 3.75

 B+/WR

 The Hillman Companies, Inc., Term Loan, 5/28/17

 1,683,732

 $

 5,135,649

 Specialty Stores - 0.2%

 1,985,000

 3.75

 BB-/Ba3

 Michaels Stores, Inc., Term B Loan, 1/28/20

 $

 1,997,716

 Automotive Retail - 1.3%

 1,933,867

 6.25

 B+/B1

 Arc Automotive Group, Inc., Term Loan, 11/15/18

 $

 1,948,370

 569,691

 3.00

 BB/Ba1

 Avis Budget Car Rental LLC, Tranche B Term Loan, 3/15/19

 571,736

 2,486,325

 3.50

 BB+/Ba1

 Chrysler Group LLC, Term Loan B, 5/24/17

 2,503,197

 4,300,000

 5.75

 B+/B2

 CWGS Group LLC, Term Loan, 2/20/20

 4,332,250

 496,250

 3.00

 BB/Ba1

 The Hertz Corp., Tranche B-2 Term Loan, 3/11/18

 497,452

 1,732,500

 3.75

 BB/Ba1

 The Hertz Corp., Tranche B1 Term Loan, 3/11/18

 1,740,887

 $

 11,593,892

 Total Retailing

 $

 24,399,890

 Food & Staples Retailing - 2.2%

 Drug Retail - 0.3%

 1,323,000

 0.00

 B/B1

 PharMEDium Healthcare Corp., Initial Term Loan (First Lien), 1/23/21

 $

 1,332,922

 1,244,987

 4.00

 BB-/B1

 Rite Aid Corp., Tranche 6 Term Loan, 2/21/20

 1,253,930

 $

 2,586,852

 Food Distributors - 1.4%

 2,086,078

 5.75

 B/B1

 AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17

 $

 2,092,163

 1,492,500

 4.75

 BB-/B1

 Clearwater Seafoods LP, Term Loan B 2013, 6/26/19

 1,501,206

 2,550,000

 0.00

 B+/B2

 Del Monte Foods Consumer Products, Inc., Term Loan (First Lien), 11/26/20

 2,557,571

 3,387,500

 4.75

 B+/B1

 Mill US Acquisition LLC, Term Loan, 7/3/20

 3,410,789

 847,875

 3.25

 BB-/Ba3

 Pinnacle Foods Finance LLC, Tranche H Term Loan, 4/29/20

 850,373

 1,755,000

 5.00

 B+/B2

 Windsor Quality Food Company, Ltd., Term B Loan, 12/23/20

 1,768,162

 $

 12,180,264

 Food Retail - 0.5%

 488,247

 4.25

 BB-/NR

 Albertsons LLC, Term B-1 Loan, 3/21/16

 $

 492,761

 3,886,873

 4.75

 BB-/NR

 Albertsons LLC, Term B-2 Loan, 3/21/19

 3,933,838

 287,069

 5.75

 B/B1

 Roundy's Supermarkets, Inc., Tranche B Term Loan, 2/13/19

 289,862

 $

 4,716,461

 Total Food & Staples Retailing

 $

 19,483,577

 Food, Beverage & Tobacco - 3.2%

 Distillers & Vintners - 0.3%

 2,481,250

 2.75

 BB+/NR

 Constellation Brands, Inc., European Term B Loan, 4/29/20

 $

 2,496,971

 Agricultural Products - 0.7%

 3,656,798

 4.50

 B/Ba3

 Arysta Lifescience SPC LLC, Initial Term Loan (First Lien), 5/29/20

 $

 3,700,222

 2,000,000

 3.25

 BBB-/Ba2

 Darling International, Inc., Term B USD Loan, 12/19/20

 2,007,450

 $

 5,707,672

 Packaged Foods & Meats - 2.2%

 4,029,843

 4.00

 B/B1

 Del Monte Corp., Initial Term Loan, 3/8/18

 $

 4,056,037

 2,550,000

 4.50

 B-/Ba3

 Dole Food Co, Inc., Tranche B Term Loan, 10/25/18

 2,571,517

 2,389,794

 5.00

 B+/B1

 GFA Brands, Inc., Term Loan, 7/9/20

 2,408,714

 689,520

 6.50

 NR/NR

 Hearthside Food Solutions LLC, Term Loan A, 6/7/18

 692,968

 1,990,000

 3.50

 BB/Ba2

 HJ Heinz Co., Term B2 Loan, 3/27/20

 2,012,722

 500,000

 6.75

 B-/NR

 Hostess Brands, Inc., Term B Loan, 2/25/20

 520,000

 1,980,000

 3.75

 BB/Ba2

 JBS USA LLC, Initial Term Loan, 5/25/18

 1,987,425

 2,338,775

 4.25

 B+/Ba3

 Michael Foods Group, Inc., Term B Facility, 2/25/18

 2,357,778

 3,113,473

 3.25

 BB-/Ba3

 Pinnacle Foods Finance LLC, New Term Loan G, 4/29/20

 3,121,256

 $

 19,728,417

 Total Food, Beverage & Tobacco

 $

 27,933,060

 Household & Personal Products - 2.6%

 Household Products - 1.7%

 2,338,250

 4.75

 B+/B1

 Berlin Packaging LLC, Term Loan (First Lien) 2013, 4/2/19

 $

 2,357,735

 2,593,500

 4.50

 B/B1

 Britax US Holdings, Inc., Initial Dollar Term Loan, 10/7/20

 2,613,763

 2,173,571

 4.50

 B/B1

 Polarpak, Inc., USD Term Loan (Canadian Borrower Portion), 6/7/20

 2,195,306

 1,262,167

 4.50

 B/B1

 Polarpak, Inc., USD Term Loan (U.S. Borrower Portion), 6/7/20

 1,274,789

 2,523,532

 3.50

 BB/Ba3

 Spectrum Brands Holdings, Inc., Tranche C Term Loan, 8/13/19

 2,537,990

 2,651,974

 4.02

 BB-/B1

 SRAM LLC, Term Loan (First Lien), 4/10/20

 2,668,549

 1,488,750

 5.50

 B-/B1

 The Sun Products Corp., Tranche B Term Loan, 3/23/20

 1,419,895

 13,109

 4.50

 B-/B2

 WASH Multifamily Laundry Systems LLC, U.S. Term Loan, 2/21/19

 13,191

 $

 15,081,218

 Personal Products - 0.9%

 250,000

 0.00

 CCC+/Caa2

 Atrium Innovations, Inc., Tranche B Term Loan (Second Lien), 7/29/21

 $

 255,470

 1,000,000

 0.00

 B/B2

 Atrium Innovations, Inc., Term Loan, 1/29/21

 1,010,000

 2,076,786

 3.50

 BB-/Ba3

 NBTY, Inc., Term B-2 Loan, 10/1/17

 2,094,216

 1,700,000

 4.00

 B+/Ba2

 Revlon Consumer Products Corp., Acquisition Term Loan, 8/19/19

 1,711,254

 2,386,292

 4.00

 B+/Ba2

 Revlon Consumer Products Corp., Replacement Term Loan, 11/20/17

 2,411,647

 $

 7,482,587

 Total Household & Personal Products

 $

 22,563,805

 Health Care Equipment & Services - 6.8%

 Health Care Equipment - 0.4%

 1,301,254

 3.75

 BBB-/Ba2

 Hologic, Inc., Refinancing Tranche B Term Loan, 8/1/19

 $

 1,313,091

 2,053,962

 0.00

 BB-/Ba3

 Kinetic Concepts, Inc., Term  DTL-E1 loan, 5/4/18

 2,075,229

 $

 3,388,320

 Health Care Supplies - 0.5%

 1,130,000

 0.00

 B/B1

 1-800 CONTACTS, Inc., Tranche B Term Loan, 1/9/21

 $

 1,136,356

 870,625

 3.67

 BB-/B1

 Biomet, Inc., Dollar Term B-2 Loan, 7/25/17

 877,697

 2,084,497

 5.00

 BB-/B1

 Immucor, Inc., Term B-2 Loan, 8/19/18

 2,102,737

 $

 4,116,790

 Health Care Services - 3.4%

 717,646

 6.50

 NR/NR

 AccentCare, Inc., Term Loan, 12/22/16

 $

 382,146

 895,501

 4.25

 B+/B1

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 895,361

 1,030,261

 6.75

 B+/B1

 Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18

 1,038,846

 1,296,094

 6.50

 NR/B2

 BioScrip, Inc., Delayed Draw Term Loan, 7/31/20

 1,289,613

 2,160,156

 6.50

 B/B2

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 2,149,355

 1,525,000

 4.00

 B+/Ba3

 BSN Medical GmbH & Co. KG, Facility B1A, 8/28/19

 1,537,391

 2,326,500

 4.00

 BB-/Ba2

 DaVita, Inc., Tranche B2 Term Loan, 8/1/19

 2,348,786

 2,855,637

 4.00

 B+/B1

 Envision Healthcare Corp., Initial Term Loan, 5/25/18

 2,875,484

 2,992,500

 2.25

 BBB-/Baa3

 Fresenius US Finance I, Inc., Tranche B Term Loan, 8/7/19

 2,996,974

 3,885,000

 6.50

 B/B2

 Gentiva Health Services, Inc., Initial Term B Loan, 10/10/19

 3,911,709

 898,239

 7.50

 B-/B2

 inVentiv Health, Inc., Consolidated Term Loan, 8/4/16

 895,152

 773,063

 5.75

 B/B2

 National Surgical Hospitals, Inc., Term Loan, 8/1/19

 775,961

 895,882

 5.75

 NR/WR

 Rural, Term Loan (First Lien), 6/30/18

 851,648

 1,990,000

 4.25

 B+/B1

 Sedgwick Claims Management Services, Inc., Term Loan B (First Lien), 6/12/18

 2,003,249

 760,348

 6.00

 B/B1

 Surgery Center Holdings, Inc., Term Loan (First Lien), 4/11/19

 762,249

 250,000

 0.00

 CCC+/Caa2

 Surgery Center Holdings, Inc., Tranche B-2 Loan (Second Lien), 4/11/20

 248,512

 1,693,729

 4.50

 B+/Ba3

 Truven Health Analytics, Inc., New Tranche B Term Loan, 6/6/19

 1,700,080

 2,219,688

 4.25

 B/Ba3

 US Renal Care, Inc., Tranche B-2 Term Loan (First Lien), 7/3/19

 2,242,810

 1,212,500

 7.25

 B+/B1

 Virtual Radiologic Corp., Term Loan A, 12/22/16

 733,562

 $

 29,638,888

 Health Care Facilities - 1.6%

 273,755

 3.49

 BB/NR

 CHS, 2017 Term E Loan, 1/25/17

 $

 276,172

 1,562,016

 0.00

 NR/NR

 CHS, 2021 Term D Loan, 1/27/21

 1,580,146

 332,820

 3.00

 BB/Ba3

 HCA, Inc., Tranche B-4 Term Loan, 5/1/18

 333,782

 1,069,942

 4.50

 B/Ba3

 IASIS Healthcare LLC, Term B-2 Loan, 5/3/18

 1,080,776

 2,390,350

 4.25

 B+/WR

 Kindred Healthcare, Inc., Term B-1 Loan, 6/1/18

 2,414,088

 1,712,019

 2.66

 BB-/Ba1

 LifePoint Hospitals, Inc., Incremental Term Loan B, 7/24/17

 1,723,522

 1,485,028

 7.00

 B/B3

 RegionalCare Hospital Partners, Inc., Term Loan (First Lien 2013), 11/4/18

 1,459,040

 419,055

 4.00

 BB-/Ba2

 Select Medical Corp., Series C Tranche B Term Loan, 6/1/18

 422,023

 2,488,747

 6.75

 B/B2

 Steward Health Care System LLC, Term Loan, 4/10/20

 2,495,715

 324,884

 4.25

 B/B1

 United Surgical Partners International, Inc., Extended Term Loan, 4/19/17

 327,456

 1,788,490

 4.75

 B/B1

 United Surgical Partners International, Inc., New Tranche B Term Loan, 4/3/19

 1,804,699

 408,343

 2.41

 BB+/Ba2

 Universal Health Services, Inc., Tranche B-1 Term Loan, 11/15/16

 411,470

 $

 14,328,889

 Managed Health Care - 0.1%

 384,475

 9.75

 B+/B2

 MMM Holdings, Inc., Term Loan, 10/9/17

 $

 388,560

 279,619

 9.75

 B+/B2

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17

 282,764

 $

 671,324

 Health Care Technology - 0.9%

 1,650,259

 4.00

 B+/Ba3

 ConvaTec, Inc., Dollar Term Loan, 12/22/16

 $

 1,665,730

 2,488,495

 3.75

 BB-/Ba3

 Emdeon, Inc., Term B-2 Loan, 11/2/18

 2,500,420

 1,669,091

 5.24

 B/B1

 Healogics, Inc., First Lien Term Loan B, 2/5/19

 1,682,661

 987,275

 3.75

 BB-/Ba3

 IMS Health, Inc., Tranche B-1 Dollar Term Loan, 9/1/17

 994,885

 1,399,077

 4.00

 BB+/Ba3

 MedAssets, Inc., Term B Loan, 12/13/19

 1,407,471

 $

 8,251,167

 Total Health Care Equipment & Services

 $

 60,395,378

 Pharmaceuticals, Biotechnology & Life Sciences - 3.8%

 Biotechnology - 0.7%

 3,246,935

 3.50

 BB+/Ba3

 Alkermes, Inc., 2019 Term Loan, 9/25/19

 $

 3,255,052

 2,964,064

 4.25

 BB+/Ba1

 Grifols, Inc., New U.S. Tranche B Term Loan, 6/1/17

 2,990,734

 $

 6,245,786

 Pharmaceuticals - 2.4%

 1,700,000

 4.50

 B+/B1

 Akorn, Inc., Term Loan B, 11/13/20

 $

 1,719,125

 1,000,000

 2.50

 BB+/Ba1

 Endo Luxembourg Finance I Company Sarl, Tranche B Term Loan (First Lien), 11/5/20

 $

 1,003,750

 2,436,750

 5.00

 B/NR

 Generic Drug Holdings, Inc., Closing Date Term Loan, 8/16/20

 2,455,026

 2,881,540

 0.00

 NR/NR

 Jazz Pharmaceuticals, Inc., Tranche 2 Term Loan, 6/12/18

 2,897,749

 2,120,000

 0.00

 NR/NR

 JLL, Term Loan, 1/23/21

 2,120,189

 856,845

 5.25

 B+/B2

 Medpace Intermediateco, Inc., Term B Loan, 6/19/17

 863,271

 1,975,050

 4.25

 B/B1

 Par Pharmaceutical Companies, Inc., Additional Term B-1 Loan, 9/30/19

 1,989,863

 1,116,319

 3.25

 BBB-/Baa2

 Royalty Pharma., Tranche B-2 Term Loan, 5/9/18

 1,124,691

 365,411

 3.25

 BBB-/Baa2

 Royalty Pharma., Tranche B-3 Term Loan, 11/9/18

 368,152

 2,500,000

 4.25

 NR/NR

 Salix Pharmaceuticals, Inc., Term Loan, 12/17/19

 2,534,688

 1,481,250

 3.75

 BB/Ba1

 Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19

 1,493,279

 2,481,250

 4.50

 BB/Ba1

 Valeant Pharmaceuticals International, Inc., Series E Tranche B Term Loan, 8/5/20

 2,509,551

 $

 21,079,334

 Life Sciences Tools & Services - 0.7%

 1,248,805

 3.66

 BB-/Ba3

 Catalent Pharma Solutions, Inc., Refinancing Dollar Term-1 (2016), 9/15/16

 $

 1,257,520

 4,500,000

 7.25

 B/NR

 JLL/Delta Patheon Holdings  Bridge loan, 12/11/14

 4,500,000

 $

 5,757,520

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 33,082,640

 Banks - 0.3%

 Thrifts & Mortgage Finance - 0.3%

 2,580,500

 5.00

 B+/B1

 Ocwen Financial Corp., Initial Term Loan, 1/15/18

 $

 2,611,951

 Total Banks

 $

 2,611,951

 Diversified Financials - 4.0%

 Other Diversified Financial Services - 1.6%

 1,548,137

 3.50

 BBB-/Ba2

 AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18

 $

 1,558,459

 1,496,250

 4.50

 B/B2

 CTI Foods Holding Co LLC, Term Loan (First Lien), 6/29/20

 1,500,926

 3,291,031

 4.50

 BBB-/B1

 Fly Funding II Sarl, Term Loan, 8/9/18

 3,333,542

 1,250,000

 0.00

 B+/B1

 Harland Clarke Holdings Corp., Term Loan B4, 8/17/19

 1,259,375

 1,795,500

 3.75

 BB/Ba2

 JBS USA LLC, Incremental Term Loan, 9/18/20

 1,794,001

 2,537,250

 5.00

 B/B1

 Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19

 2,555,221

 450,000

 4.75

 B/B2

 Springleaf Financial Funding Co., 2019 Term Loan, 9/17/19

 456,131

 1,751,227

 5.25

 BB/Ba3

 WorldPay, Facility B2A Term Loan, 8/6/17

 1,768,193

 $

 14,225,848

 Specialized Finance - 0.6%

 282,000

 0.00

 BB-/B1

 BATS Global Markets, Inc., Term Loan, 1/21/20

 $

 284,115

 2,050,000

 5.75

 NR/B1

 Hyperion Insurance Group, Ltd., Term Loan, 10/4/19

 2,047,438

 3,166,321

 0.00

 B1/B

 Mirror BidCo Corp., New Incremental Term Loan, 12/18/19

 3,190,068

 $

 5,521,621

 Consumer Finance - 0.1%

 490,476

 4.00

 BB+/B1

 Global Cash Access, Inc., Term Loan, 3/1/16

 $

 493,132

 Asset Management & Custody Banks - 0.5%

 2,487,500

 5.75

 NR/B2

 Clondalkin Acquisition BV, Term Loan (First Lien), 5/31/20

 $

 2,509,266

 2,323,333

 5.25

 B/B2

 National Financial Partners Corp., Term B Loan, 7/1/20

 2,346,566

 $

 4,855,832

 Investment Banking & Brokerage - 1.2%

 2,136,563

 6.50

 B+/B3

 Cetera Financial Group, Inc., Term Loan, 8/7/19

 $

 2,160,599

 3,523,553

 4.50

 B/B2

 Duff & Phelps LLC, Initial Term Loan, 4/23/20

 3,539,701

 2,992,500

 4.25

 NR/NR

 Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 7/22/20

 3,032,698

 1,576,090

 3.25

 BB-/Ba2

 LPL Holdings, Inc., 2013 Incremental Tranche B Term Loan, 3/29/19

 1,578,060

 $

 10,311,058

 Total Diversified Financials

 $

 35,407,491

 Insurance - 1.7%

 Insurance Brokers - 1.0%

 2,138,412

 5.00

 B/B2

 AmWins Group LLC, New Term Loan (First Lien), 9/6/19

 $

 2,159,129

 1,161,165

 5.00

 B/B2

 CGSC of Delaware Holdings Corp., Term Loan (First Lien), 4/16/20

 1,145,683

 3,092,250

 4.75

 B/B1

 HUB International, Ltd., Initial Term Loan, 10/2/20

 3,134,753

 2,105,287

 4.25

 NR/NR

 USI Insurance Services LLC, Term B Loan, 12/30/19

 2,121,077

 $

 8,560,642

 Life & Health Insurance - 0.2%

 1,854,397

 3.75

 BB/Ba3

 CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18

 $

 1,864,442

 Multi-line Insurance - 0.3%

 2,337,500

 4.25

 B/B1

 Alliant Holdings I, Inc., Initial Term Loan, 12/20/19

 $

 2,349,552

 Property & Casualty Insurance - 0.2%

 2,162,334

 5.75

 B-/B2

 Confie seguros Holding II Co., Term B Loan (First Lien), 11/9/18

 $

 2,165,037

 Total Insurance

 $

 14,939,673

 Real Estate - 1.3%

 Mortgage REIT - 0.3%

 2,135,494

 3.50

 BB+/Ba3

 Starwood Property Trust, Inc., Term Loan (First Lien), 4/17/20

 $

 2,140,389

 Diversified Real Estate Activities - 0.6%

 496,250

 2.92

 BB/Ba1

 CBRE Services, Inc., Tranche B Term Loan, 3/28/21

 $

 498,731

 4,500,000

 5.00

 B+/B3

 CityCenter Holdings LLC, Term B Loan, 10/16/20

 4,561,407

 $

 5,060,138

 Real Estate Services - 0.4%

 2,179,282

 4.50

 NR/B1

 Altisource Solutions Sarl, Term B Loan, 12/9/20

 $

 2,201,075

 1,664,363

 4.29

 B/B2

 GCA Services Group, Inc., Replacement Term Loan (First Lien), 11/1/19

 1,677,886

 $

 3,878,961

 Total Real Estate

 $

 11,079,488

 Software & Services - 3.8%

 Internet Software & Services - 0.2%

 1,850,611

 4.00

 B/B1

 Zayo Group LLC, Term Loan, 7/2/19

 $

 1,864,491

 IT Consulting & Other Services - 0.6%

 1,687,205

 3.75

 BB/Ba3

 Booz Allen Hamilton, Inc., Refinance Tranche B, 7/31/19

 $

 1,700,491

 2,426,495

 4.50

 NR/B1

 Deltek, Inc., Term Loan (First Lien), 10/10/18

 2,438,627

 1,487,374

 4.50

 B/B1

 Kronos, Inc., Incremental Term Loan (First Lien), 10/30/19

 1,501,628

 19,095

 1.91

 BB/Ba3

 SunGard Data Systems, Inc., Tranche A U.S. Term Loan, 2/28/14

 19,135

 $

 5,659,881

 Data Processing & Outsourced Services - 0.4%

 67,341

 4.16

 B+/B1

 First Data Corp., 2017 New Dollar Term Loan, 3/24/17

 $

 67,467

 1,387,680

 4.16

 B+/B1

 First Data Corp., 2018 Dollar Term Loan, 3/23/18

 1,394,098

 1,980,050

 3.50

 BBB-/Ba1

 Genpact International, Inc., Term Loan, 8/30/19

 1,988,081

 74,813

 3.50

 B+/NR

 Ship Midco, Ltd., Additional Term Facility, 11/30/19

 75,561

 $

 3,525,207

 Application Software - 1.7%

 1,672,114

 4.25

 B+/B1

 Applied Systems, Inc., Initial Term Loan (First Lien), 1/15/21

 $

 1,690,507

 2,493,750

 4.75

 BB-/B1

 Epiq Systems, Inc., Term Loan, 8/27/20

 2,509,336

 1,911,851

 8.50

 B-/Ba3

 Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18

 1,901,894

 1,154,519

 3.75

 NR/NR

 Infor., Tranche B-5 Term Loan (First Lien), 6/3/20

 1,160,111

 1,322,642

 4.16

 B+/B1

 Serena Software, Inc., 2016 Term Loan (Extended), 3/10/16

 1,313,548

 1,750,000

 0.00

 BB-/B1

 Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19

 1,757,000

 2,221,609

 4.00

 BB-/B1

 Verint Systems, Inc., Term Loan, 9/6/19

 2,234,106

 2,202,825

 4.25

 B+/B1

 Vertafore, Inc., Term Loan (2013), 10/3/19

 2,222,789

 $

 14,789,291

 Systems Software - 0.6%

 2,910,375

 4.50

 B+/B1

 EZE Castle Software, Inc., Initial Term Loan (First Lien), 4/6/20

 $

 2,934,022

 1,500,000

 5.00

 B+/B1

 P2 Upstream Acquisition Co., Term Loan (First Lien), 10/30/20

 1,512,188

 1,080,512

 2.16

 BB/Ba3

 The Reynolds & Reynolds Co., Tranche B Term Loan, 4/21/16

 1,085,915

 $

 5,532,125

 Home Entertainment Software - 0.3%

 2,194,500

 3.25

 BBB/Baa3

 Activision Blizzard, Inc., Term Loan, 7/26/20

 $

 2,216,592

 Total Software & Services

 $

 33,587,587

 Technology Hardware & Equipment - 1.4%

 Communications Equipment - 0.4%

 1,978,355

 8.00

 B/B1

 Avaya, Inc., Term B-5 Loan, 3/31/18

 $

 2,000,605

 696,491

 2.74

 BB+/Ba2

 CommScope, Inc., Tranche 3 Term Loan, 1/21/17

 699,974

 1,044,737

 3.25

 BB/Ba2

 CommScope, Inc., Tranche 4 Term Loan, 1/14/18

 1,053,225

 $

 3,753,804

 Electronic Equipment Manufacturers - 0.3%

 695,000

 0.00

 B+/B1

 PSAV Presentation Services, Tranche B Term Loan (First Lien), 1/24/21

 $

 700,502

 1,945,013

 4.75

 B-/B2

 Sensus USA, Inc., Term Loan (First Lien), 5/9/17

 1,955,954

 $

 2,656,456

 Electronic Components - 0.6%

 342,960

 6.81

 B+/B2

 4L Holdings Corp., Term Loan, 5/7/18

 $

 342,960

 149,625

 3.25

 BB/Baa2

 Belden Finance 2013 LP, Initial Term Loan, 9/9/20

 150,487

 462,250

 5.00

 B+/Ba2

 CPI International, Inc., Term B Loan, 2/13/17

 462,250

 695,000

 0.00

 BB-/B1

 FCI - Fidji Luxembourg BC4 Sarl , Term Loan, 12/19/20

 700,212

 1,736,275

 3.50

 BB-/B1

 Generac Power Systems, Inc., Term Loan B, 5/31/20

 1,745,673

 1,394,258

 5.00

 B/B2

 Scitor Corp., Term Loan, 2/15/17

 1,380,605

 $

 4,782,187

 Technology Distributors - 0.1%

 794,001

 3.25

 BB-/Ba3

 CDW LLC, Term Loan, 4/25/20

 $

 796,421

 Total Technology Hardware & Equipment

 $

 11,988,868

 Semiconductors & Semiconductor Equipment - 0.7%

 Semiconductor Equipment - 0.5%

 2,413,117

 4.50

 NR/B1

 Aeroflex, Inc., Tranche B-1 Term Loan, 11/9/19

 $

 2,438,757

 579,253

 3.25

 BBB-/Baa2

 Sensata Technologies BV, Term Loan, 5/12/18

 583,732

 1,547,000

 0.00

 B+/B1

 VAT Holding AG, Term Loan, 1/28/21

 1,557,156

 $

 4,579,645

 Semiconductors - 0.2%

 1,474,674

 3.75

 BB+/WR

 Microsemi Corp., Term Loan, 2/19/20

 $

 1,482,048

 Total Semiconductors & Semiconductor Equipment

 $

 6,061,693

 Telecommunication Services - 1.9%

 Integrated Telecommunication Services - 1.2%

 2,793,000

 4.00

 BB-/Ba3

 Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20

 $

 2,807,214

 496,250

 5.25

 B+/B2

 Integra Telecom Holdings, Inc., Term B Loan, 2/22/19

 503,570

 1,023,688

 4.75

 B/B2

 Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/30/20

 1,021,128

 1,870,600

 2.66

 BBB-/Baa3

 tw telecom holdings, inc., Term Loan B Loan, 4/17/20

 1,875,666

 1,862,295

 0.00

 BB-/B1

 West Corp., Tranche B-10 Term Loan (First Lien), 6/30/18

 1,868,891

 1,113,519

 0.00

 NR/B1

 West Corp., Tranche B-9 Term Loan (First Lien), 7/15/16

 1,118,524

 793,492

 3.50

 BB+/Ba2

 Windstream Corp., Tranche B-4 Term Loan, 1/8/20

 796,344

 997,688

 3.50

 BB+/Ba2

 Windstream Corp., Tranche B-5 Term Loan, 8/8/19

 1,001,741

 $

 10,993,078

 Wireless Telecommunication Services - 0.7%

 930,469

 3.25

 NR/NR

 Cellular South, Inc., Term Loan B, 5/23/20

 $

 929,306

 1,691,500

 4.50

 B/B1

 LTS Buyer LLC, Term B Loan (First Lien), 4/13/20

 1,698,533

 1,175,787

 4.00

 BB-/B1

 Syniverse Holdings, Inc., Initial Term Loan, 4/23/19

 1,183,136

 2,204,282

 4.00

 BB-/B1

 Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19

 2,219,895

 $

 6,030,870

 Total Telecommunication Services

 $

 17,023,948

 Utilities - 2.4%

 Electric Utilities - 1.0%

 2,636,750

 3.00

 BB/Ba3

 Calpine Construction Finance Co LP, Term B-1 Loan, 5/3/20

 $

 2,632,217

 1,700,000

 0.00

 B+/B3

 FR Dixie Acquisition Corp., Term Loan B, 1/23/21

 1,710,625

 2,897,000

 5.25

 NR/NR

 Raven Power Finance LLC, Term Advance, 12/17/20

 2,922,349

 2,034,625

 4.25

 BB-/Ba3

 Star West Generation LLC, Term B Advance, 3/13/20

 2,052,428

 $

 9,317,619

 Water Utilities - 0.2%

 1,750,000

 4.75

 B+/NR

 WTG Holdings III Corp., Term Loan (First Lien), 12/12/20

 $

 1,766,770

 Independent Power Producers & Energy Traders - 1.3%

 1,921,775

 3.75

 BB+/Ba1

 AES Corp. Virginia, 2013 Other Term Loan, 6/1/18

 $

 1,939,342

 1,410,125

 4.00

 BB-/B1

 Calpine Corp., Term Loan (3/11), 4/1/18

 1,423,723

 543,806

 4.00

 BB-/B1

 Calpine Corp., Term Loan, 9/27/19

 548,904

 1,224,615

 4.00

 BB-/B1

 Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20

 1,233,545

 2,074,982

 2.75

 BB+/Baa3

 NRG Energy, Inc., Term Loan (2013), 7/1/18

 2,070,083

 3,524,793

 3.75

 BB+/Ba1

 NSG Holdings LLC, New Term Loan, 12/11/19

 3,546,823

 1,926,703

 3.50

 BB+/Ba2

 Ruby Western Pipeline Holdings LLC, Term Loan, 3/27/20

 1,932,242

 $

 12,694,662

 Total Utilities

 $

 23,779,051

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $790,355,434)

 $

 793,711,436

 CONVERTIBLE CORPORATE BONDS - 0.1%

 Diversified Financials - 0.1%

 Asset Management & Custody Banks - 0.1%

 1,000,000

 BBB/NR

 Apollo Investment Corp., 5.75%, 1/15/16

 $

 1,060,000

 Total Diversified Financials

 $

 1,060,000

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $994,676)

 $

 1,060,000

 PREFERRED STOCKS - 0.4%

 Banks - 0.1%

 Diversified Banks - 0.1%

 28,000

 6.00

 A-/Baa1

 US Bancorp, Floating Rate Note (Perpetual)

 $

 771,680

 Total Banks

 $

 771,680

 Diversified Financials - 0.3%

 Other Diversified Financial Services - 0.3%

 70,450

 7.88

 BB+/Ba2

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 1,911,308

 40,000

 8.12

 B/B3

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 1,095,200

 $

 3,006,508

 Total Diversified Financials

 $

 3,006,508

 TOTAL PREFERRED STOCKS

 (Cost $3,813,830)

 $

 3,778,188

 CONVERTIBLE PREFERRED STOCKS - 0.0% †

 Capital Goods - 0.0% †

 Industrial Machinery - 0.0% †

 1,000

 NR/Baa3

 Stanley Black & Decker, Inc., 4.75%, 11/17/15

 $

 120,140

 Total Capital Goods

 $

 120,140

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $100,000)

 $

 120,140

 Shares

 COMMON STOCKS - 0.1%

 Commercial Services & Supplies - 0.0% †

 Diversified Support Services - 0.0% †

 97,106

 Velo Holdings, Inc. *

 $

 148,718

 Total Commercial Services & Supplies

 $

 148,718

 Real Estate - 0.1%

 Real Estate Development - 0.1%

 107,296

 Newhall Land Development LLC *

 $

 375,536

 Total Real Estate

 $

 375,536

 TOTAL COMMON STOCKS

 (Cost $109,153)

 $

 524,254

 Principal Amount ($)

 ASSET BACKED SECURITIES - 0.6%

 Materials - 0.3%

 Steel - 0.3%

 56,813

 0.43

 BB+/Baa3

 Aegis Asset Backed Securities Trust 2005-5, Floating Rate Note, 12/25/35

 $

 53,236

 173,423

 0.44

 AA+/Aa1

 Bear Stearns Asset Backed Securities Trust 2006-1, Floating Rate Note, 2/25/36

 171,174

 689,859

 0.27

 CCC/Ba1

 Home Equity Asset Trust 2006-8, Floating Rate Note, 3/25/37

 675,953

 404,453

 0.48

 A+/Baa1

 Morgan Stanley Home Equity Loan Trust 2005-4, Floating Rate Note, 9/25/35

 390,478

 591,165

 0.92

 BBB/Ba2

 NovaStar Mortgage Funding Trust Series 2003-1, Floating Rate Note, 5/25/33

 543,680

 708,450

 0.42

 AA+/Aa3

 Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35

 695,192

 $

 2,529,713

 Total Materials

 $

 2,529,713

 Transportation - 0.1%

 Marine Ports & Services - 0.1%

 456,694

 A/NR

 Global Container Assets 2013-1, Ltd., 2.2%, 11/5/28 (144A)

 $

 456,367

 Total Transportation

 $

 456,367

 Consumer Services - 0.0% †

 Hotels, Resorts & Cruise Lines - 0.0% †

 137,549

 BB/NR

 Westgate Resorts 2012-2 LLC, 9.0%, 1/20/25 (144A)

 $

 141,241

 Total Consumer Services

 $

 141,241

 Banks - 0.1%

 Diversified Banks - 0.0% †

 89,716

 0.54

 AA+/NR

 Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust, Floating Rate Note, 12/25/35

 $

 88,213

 Thrifts & Mortgage Finance - 0.1%

 326,617

 0.79

 AAA/Aaa

 Bayview Financial Acquisition Trust, Floating Rate Note, 5/28/44

 $

 324,984

 827,729

 0.67

 NR/Baa1

 First Franklin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35

 810,873

 $

 1,135,857

 Total Banks

 $

 1,224,070

 Diversified Financials - 0.1%

 Specialized Finance - 0.1%

 276,703

 0.59

 CCC/Caa2

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 $

 199,226

 276,703

 0.55

 CCC/Caa2

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 199,226

 $

 398,452

 Total Diversified Financials

 $

 398,452

 TOTAL ASSET BACKED SECURITIES

 (Cost $4,620,776)

 $

 4,749,843

 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%

 Banks - 0.2%

 Thrifts & Mortgage Finance - 0.2%

 250,000

 0.96

 AA-/Aa1

 ACA CLO 2006-2, Ltd., Floating Rate Note, 1/20/21 (144A)

 $

 242,936

 110,012

 2.14

 BBB+/Baa1

 Ares VR CLO, Ltd., Floating Rate Note, 2/24/18 (144A)

 108,952

 1,000,000

 3.91

 BB/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/15/28 (144A)

 995,121

 300,000

 4.41

 BBB/Baa3

 NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)

 303,640

 300,887

 0.64

 AA/Baa3

 Sequoia Mortgage Trust 2004-12, Floating Rate Note, 1/20/35

 289,000

 $

 1,939,649

 Total Banks

 $

 1,939,649

 Diversified Financials - 0.2%

 Other Diversified Financial Services - 0.1%

 137,015

 0.76

 BB+/Ba3

 RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34

 $

 134,478

 300,000

 1.04

 AA+/Aaa

 Stanfield Bristol CLO, Ltd., Floating Rate Note, 10/15/19 (144A)

 293,515

 618,584

 4.16

 NR/A2

 Velocity Commercial Capital Loan Trust 2011-1, Floating Rate Note, 8/25/40 (144A)

 544,354

 $

 972,347

 Specialized Finance - 0.1%

 500,000

 1.69

 AA+/Aa2

 KKR Financial CLO 2007-1 Corp., Floating Rate Note, 5/15/21 (144A)

 $

 490,313

 Total Diversified Financials

 $

 1,462,660

 Real Estate - 0.0% †

 Mortgage REIT - 0.0% †

 108,399

 3.34

 BB/B2

 American Home Mortgage Investment Trust 2005-1, Floating Rate Note, 6/25/45

 $

 107,502

 233,596

 2.34

 AA+/Ba1

 American Home Mortgage Investment Trust 2005-1, Floating Rate Note, 6/25/45

 236,579

 $

 344,081

 Total Real Estate

 $

 344,081

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $3,669,609)

 $

 3,746,390

 CORPORATE BONDS - 7.1%

 Energy - 0.9%

 Oil & Gas Drilling - 0.0% †

 100,000

 B-/B3

 Offshore Group Investment, Ltd., 7.5%, 11/1/19

 $

 107,500

 Oil & Gas Equipment & Services - 0.0% †

 500,000

 B/B3

 Seitel, Inc., 9.5%, 4/15/19

 $

 507,500

 Oil & Gas Exploration & Production - 0.4%

 2,000,000

 B-/B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 $

 2,160,000

 500,000

 B/Caa1

 PetroQuest Energy, Inc., 10.0%, 9/1/17

 523,750

 500,000

 BB/Ba2

 Range Resources Corp., 8.0%, 5/15/19

 528,750

 $

 3,212,500

 Oil & Gas Storage & Transportation - 0.5%

 1,360,000

 BB/Ba3

 Gibson Energy, Inc., 6.75%, 7/15/21 (144A)

 $

 1,438,200

 1,405,000

 BB+/Ba1

 NuStar Logistics LP, 6.75%, 2/1/21

 1,454,175

 1,185,000

 BB+/Ba3

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 (144A)

 1,182,038

 $

 4,074,413

 Total Energy

 $

 7,901,913

 Materials - 0.4%

 Construction Materials - 0.1%

 350,000

 B+/NR

 Cemex SAB de CV, 5.875%, 3/25/19 (144A)

 $

 350,000

 650,000

 5.25

 B+/NR

 Cemex SAB de CV, Floating Rate Note, 9/30/15 (144A)

 667,875

 $

 1,017,875

 Paper Packaging - 0.1%

 500,000

 BB+/Ba3

 Graphic Packaging International, Inc., 7.875%, 10/1/18

 $

 537,500

 915,000

 B/B3

 Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)

 939,019

 $

 1,476,519

 Diversified Metals & Mining - 0.1%

 600,000

 CCC+/B3

 Molycorp, Inc., 10.0%, 6/1/20

 $

 604,500

 Paper Products - 0.1%

 795,000

 BB-/Ba3

 Resolute Forest Products, Inc., 5.875%, 5/15/23 (144A)

 $

 759,225

 Total Materials

 $

 3,858,119

 Capital Goods - 0.4%

 Aerospace & Defense - 0.1%

 500,000

 BB/Ba2

 Bombardier, Inc., 4.25%, 1/15/16 (144A)

 $

 517,500

 Building Products - 0.1%

 1,025,000

 5.75

 BBB+/Baa2

 Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53

 $

 1,089,062

 Electrical Components & Equipment - 0.1%

 1,000,000

 B/B2

 Coleman Cable, Inc., 9.0%, 2/15/18

 $

 1,050,000

 250,000

 B-/B3

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 258,750

 $

 1,308,750

 Industrial Conglomerates - 0.0% †

 500,000

 B/B3

 Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)

 $

 440,000

 Trading Companies & Distributors - 0.1%

 570,000

 B/B2

 Avis Budget Car Rental LLC, 5.5%, 4/1/23

 $

 550,050

 Total Capital Goods

 $

 3,905,362

 Commercial Services & Supplies - 0.2%

 Diversified Support Services - 0.2%

 1,400,000

 BB-/Ba1

 Iron Mountain, Inc., 6.0%, 8/15/23

 $

 1,440,250

 Total Commercial Services & Supplies

 $

 1,440,250

 Transportation - 0.2%

 Airlines - 0.2%

 1,500,000

 B+/B1

 Air Canada, 6.75%, 10/1/19 (144A)

 $

 1,601,250

 Total Transportation

 $

 1,601,250

 Automobiles & Components - 0.2%

 Auto Parts & Equipment - 0.2%

 1,600,000

 BB/B2

 Dana Holding Corp., 6.0%, 9/15/23

 $

 1,604,000

 Total Automobiles & Components

 $

 1,604,000

 Consumer Durables & Apparel - 0.2%

 Homebuilding - 0.2%

 480,000

 BB-/B2

 Brookfield Residential Properties, Inc., 6.125%, 7/1/22 (144A)

 $

 482,400

 1,415,000

 BB/Ba2

 DR Horton, Inc., 5.75%, 8/15/23

 1,457,450

 $

 1,939,850

 Total Consumer Durables & Apparel

 $

 1,939,850

 Media - 0.1%

 Advertising - 0.1%

 770,000

 B-/B3

 MDC Partners, Inc., 6.75%, 4/1/20 (144A)

 $

 812,350

 Broadcasting - 0.0% †

 EURO

 150,000

 B+/B1

 Nara Cable Funding II, Ltd., 8.5%, 3/1/20 (144A)

 $

 239,761

 210,000

 0.78

 A-/A3

 NBCUniversal Enterprise, Inc., Floating Rate Note, 4/15/16 (144A)

 210,915

 $

 450,676

 Total Media

 $

 1,263,026

 Retailing - 0.1%

 Specialty Stores - 0.1%

 660,000

 BB-/Ba3

 Outerwall, Inc., 6.0%, 3/15/19

 $

 680,625

 Total Retailing

 $

 680,625

 Food, Beverage & Tobacco - 0.1%

 Packaged Foods & Meats - 0.1%

 498,000

 B/B1

 Chiquita Brands International, Inc., 7.875%, 2/1/21 (144A)

 $

 537,218

 Total Food, Beverage & Tobacco

 $

 537,218

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 1,020,000

 BBB-/Baa2

 Avon Products, Inc., 5.0%, 3/15/23

 $

 989,758

 Total Household & Personal Products

 $

 989,758

 Health Care Equipment & Services - 0.7%

 Health Care Equipment - 0.1%

 713,000

 B+/B2

 Physio-Control International, Inc., 9.875%, 1/15/19 (144A)

 $

 799,451

 Health Care Facilities - 0.5%

 500,000

 BB/Ba3

 Aviv Healthcare Properties LP, 7.75%, 2/15/19

 $

 537,500

 685,000

 B-/B3

 CHS, 8.0%, 11/15/19

 751,788

 3,050,000

 B+/Ba3

 Tenet Healthcare Corp., 4.375%, 10/1/21

 2,924,188

 $

 4,213,476

 Health Care Technology - 0.1%

 1,000,000

 B/B3

 MedAssets, Inc., 8.0%, 11/15/18

 $

 1,077,500

 Total Health Care Equipment & Services

 $

 6,090,427

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Biotechnology - 0.1%

 1,000,000

 BBB/Baa3

 Warner Chilcott Co. LLC, 7.75%, 9/15/18

 $

 1,076,250

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,076,250

 Banks - 0.1%

 Regional Banks - 0.1%

 560,000

 4.46

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 $

 560,700

 Total Banks

 $

 560,700

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.0% †

 500,000

 1.07

 A-/Baa2

 Bank of America Corp., Floating Rate Note, 3/22/16

 $

 502,877

 Specialized Finance - 0.1%

 615,000

 B+/B2

 Nationstar Mortgage LLC, 6.5%, 8/1/18

 $

 621,150

 Total Diversified Financials

 $

 1,124,027

 Insurance - 1.7%

 Property & Casualty Insurance - 0.0% †

 250,000

 BBB-/Baa3

 Fidelity National Financial, Inc., 5.5%, 9/1/22

 $

 263,684

 Reinsurance - 1.7%

 250,000

 4.25

 BB+/NR

 Armor Re, Ltd., Floating Rate Note, 5/14/14 (Cat Bond) (144A)

 $

 250,950

 500,000

 3.62

 BB/NR

 Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 508,500

 250,000

 8.12

 BB-/NR

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 259,550

 500,000

 4.30

 BB+/NR

 Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)

 507,750

 250,000

 2.56

 BB+/NR

 Bosphorus 1 Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)

 249,850

 750,000

 5.31

 BB-/NR

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 757,650

 250,000

 6.91

 NR/NR

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 257,300

 250,000

 4.74

 NR/Baa1

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 254,325

 250,000

 10.31

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 260,950

 250,000

 9.06

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 257,300

 250,000

 9.06

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 269,825

 250,000

 6.66

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 258,175

 500,000

 5.81

 BB+/NR

 East Lane Re, Ltd., Floating Rate Note, 3/14/14 (Cat Bond) (144A)

 501,650

 250,000

 6.67

 BB-/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/4/16 (Cat Bond) (144A)

 253,375

 350,000

 5.07

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond) (144A)

 358,435

 500,000

 5.80

 BB/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)

 500,000

 300,000

 8.41

 BB-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 309,690

 250,000

 4.04

 BB+/NR

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)

 253,825

 350,000

 4.08

 BB/NR

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 353,570

 300,000

 6.24

 BB+/NR

 Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)

 312,840

 250,000

 9.06

 BB/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 261,225

 750,000

 8.55

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 793,275

 250,000

 8.24

 NR/Ba3

 Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 266,850

 500,000

 7.25

 BB-/NR

 Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)

 521,050

 550,000

 7.56

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 565,785

 250,000

 10.60

 B/NR

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 263,050

 600,000

 8.66

 B/NR

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 626,640

 500,000

 8.80

 B+/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 532,750

 500,000

 9.06

 BB-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 531,600

 750,000

 4.57

 BB+/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 774,975

 350,000

 10.03

 BB-/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 391,650

 250,000

 9.32

 B-/NR

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 259,075

 500,000

 3.56

 BB+/NR

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 497,600

 500,000

 4.06

 BB/NR

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 496,400

 250,000

 9.30

 B/NR

 Successor X, Ltd. Class IV-E3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 250,875

 250,000

 11.04

 NR/B2

 Successor X, Ltd., Floating Rate Note, 1/27/15 (Cat Bond) (144A)

 260,075

 250,000

 11.32

 B-/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 266,350

 250,000

 8.66

 B+/NR

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 269,475

 300,000

 0.04

 BBB-/NR

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 305,250

 $

 15,069,460

 Total Insurance

 $

 15,333,144

 Software & Services - 0.3%

 Internet Software & Services - 0.1%

 795,000

 BB/Baa3

 VeriSign, Inc., 4.625%, 5/1/23

 $

 761,212

 Data Processing & Outsourced Services - 0.0% †

 250,000

 B+/B1

 First Data Corp., 8.875%, 8/15/20 (144A)

 $

 275,000

 Application Software - 0.2%

 1,300,000

 BB/B2

 ACI Worldwide, Inc., 6.375%, 8/15/20 (144A)

 $

 1,358,500

 Total Software & Services

 $

 2,394,712

 Technology Hardware & Equipment - 0.3%

 Computer Storage & Peripherals - 0.3%

 2,755,000

 BBB-/Ba1

 Seagate HDD Cayman, 4.75%, 6/1/23 (144A)

 $

 2,637,912

 Total Technology Hardware & Equipment

 $

 2,637,912

 Telecommunication Services - 0.6%

 Integrated Telecommunication Services - 0.6%

 405,000

 B/B3

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 $

 436,894

 750,000

 BB-/Ba3

 MasTec, Inc., 4.875%, 3/15/23

 706,875

 805,000

 1.77

 BBB+/Baa1

 Verizon Communications, Inc., Floating Rate Note, 9/15/16

 828,760

 600,000

 BB-/Ba3

 Virgin Media Secured Finance Plc, 5.375%, 4/15/21 (144A)

 601,500

 1,320,000

 B/B1

 Windstream Corp., 7.75%, 10/1/21

 1,386,000

 1,000,000

 B/B1

 Windstream Corp., 8.125%, 9/1/18

 1,067,500

 $

 5,027,529

 Wireless Telecommunication Services - 0.0% †

 550,000

 0.62

 A-/A3

 Vodafone Group Plc, Floating Rate Note, 2/19/16

 $

 549,400

 Total Telecommunication Services

 $

 5,576,929

 Utilities - 0.3%

 Gas Utilities - 0.1%

 250,000

 B/B2

 Ferrellgas LP, 6.5%, 5/1/21

 $

 257,500

 Independent Power Producers & Energy Traders - 0.2%

 1,600,000

 BB-/B1

 NRG Energy, Inc., 6.25%, 7/15/22 (144A)

 $

 1,604,000

 375,000

 NR/B2

 Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)

 345,938

 $

 1,949,938

 Total Utilities

 $

 2,207,438

 TOTAL CORPORATE BONDS

 (Cost $62,105,638)

 $

 62,722,910

 MUNICIPAL BONDS - 0.1%

 Municipal General - 0.1%

 500,000

 AA/A2

 JobsOhio Beverage System, 0.872%, 1/1/15

 $

 502,570

 TOTAL MUNICIPAL BONDS

 (Cost $500,000)

 $

 502,570

 TOTAL INVESTMENT IN SECURITIES - 98.7%

 (Cost $866,269,116) (a)

 $

 870,915,731

 OTHER ASSETS & LIABILITIES - 1.3%

 $

 11,601,052

 TOTAL NET ASSETS - 100.0%

 $

 882,516,783

 †

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 REIT

 Real Estate Investment Trust.

 (Perpetual)

 Security with no stated maturity date.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2014, the value of these securities amounted to $36,445,951 or 4.1% of total net assets.

 (a)

 At January 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $866,861,909 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 8,490,244

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (4,436,422)

 Net unrealized appreciation

 $

 4,053,822

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security is in default and is non-income producing.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EURO

 Euro

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
1,060,000

$
-

$
1,060,000

 Preferred Stocks

3,778,188

-

-

3,778,188

 Convertible Preferred Stocks

120,140

-

-

120,140

 Common Stocks

-

524,254

-

524,254

 Asset Backed Securities

-

4,749,843

-

4,749,843

 Collateralized Mortgage Obligations

3,746,390

-

3,746,390

 Corporate Bonds

-

62,722,910

-

62,722,910

 Municipal Bonds

-

502,570

-

502,570

 Senior Floating Rate Loan Interests

-

793,711,436

-

793,711,436

 Total

$
3,898,328

$
867,017,403

$
-

$
870,915,731

 Other Financial Instruments

 Net unrealized depreciation on forward foreign currency contracts

$
-

$
(166
)

$
-

$
(166
)

 Total Other Financial Instruments

$
-

$
(166
)

$
-

$
(166
)

 During the period ended January 31, 2014, there were no transfers between Levels 1, 2 and 3.

 Pioneer Multi-Asset Real Return Fund

 Schedule of Investments 1/31/14 (unaudited)

 Value

 Principal Amount ($)

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 CONVERTIBLE CORPORATE BONDS - 0.5%

 Materials - 0.1%

 Precious Metals & Minerals - 0.1%

 1,400,000

 NR/NR

 Aquarius Platinum, Ltd., 4.0%, 12/18/15

 $

 1,120,000

 Total Materials

 $

 1,120,000

 Diversified Financials - 0.4%

 Asset Management & Custody Banks - 0.4%

 1,300,000

 BBB/NR

 Prospect Capital Corp., 5.5%, 8/15/16

 $

 1,367,438

 1,850,000

 BBB/NR

 Prospect Capital Corp., 5.5%, 8/15/16

 1,945,969

 950,000

 BBB/NR

 Prospect Capital Corp., 5.75%, 3/15/18

 1,012,938

 $

 4,326,345

 Total Diversified Financials

 $

 4,326,345

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $5,425,905)

 $

 5,446,345

 PREFERRED STOCKS - 0.9%

 Real Estate - 0.9%

 Diversified REIT - 0.2%

 95,999

 NR/NR

 First Potomac Realty Trust, 7.75% (Perpetual)

 $

 2,439,335

 Office REIT - 0.2%

 94,999

 NR/NR

 CoreSite Realty Corp., 7.25% (Perpetual)

 $

 2,205,402

 Retail REIT - 0.1%

 507

 NR/NR

 Wheeler Real Estate Investment Trust, Inc., 9.0% (Perpetual)

 $

 507,000

 Specialized REIT - 0.4%

 91,866

 NR/NR

 LaSalle Hotel Properties, 7.5% (Perpetual)

 $

 2,335,234

 100,000

 NR/NR

 Pebblebrook Hotel Trust, 6.5% (Perpetual)

 2,104,000

 $

 4,439,234

 Total Real Estate

 $

 9,590,971

 TOTAL PREFERRED STOCKS

 (Cost $10,375,956)

 $

 9,590,971

 Shares

 COMMON STOCKS - 67.7%

 Energy - 3.4%

 Oil & Gas Equipment & Services - 1.7%

 4,910,000

 Anton Oilfield Services Group/Hong Kong *

 $

 3,119,534

 2,977,675

 Ezion Holdings, Ltd.

 5,252,476

 4,244,883

 Hilong Holding, Ltd.

 3,251,735

 1,657,800

 Sapurakencana Petroleum Bhd *

 2,167,921

 9,128,807

 Termbray Petro-King Oilfield Services, Ltd. *

 4,730,124

 $

 18,521,790

 Oil & Gas Exploration & Production - 0.2%

 1,454,000

 Kunlun Energy Co., Ltd.

 $

 2,395,353

 Oil & Gas Refining & Marketing - 1.0%

 10,540,244

 Newocean Energy Holdings, Ltd.

 $

 8,876,527

 42,215

 Valero Energy Corp.

 2,157,186

 $

 11,033,713

 Oil & Gas Storage & Transportation - 0.5%

 13,074,149

 China Suntien Green Energy Corp, Ltd. *

 $

 5,593,484

 Total Energy

 $

 37,544,340

 Materials - 3.5%

 Commodity Chemicals - 0.2%

 285,000

 Asahi Kasei Corp.

 $

 2,163,006

 Diversified Chemicals - 0.9%

 38,419

 PPG Industries, Inc.

 $

 7,006,089

 669,000

 Sumitomo Chemical Co, Ltd.

 2,721,494

 $

 9,727,583

 Industrial Gases - 0.2%

 10,406

 Linde AG

 $

 1,970,686

 Specialty Chemicals - 1.2%

 175,076

 Clariant AG

 $

 3,303,193

 46,898

 Ecolab, Inc.

 4,715,125

 2,195

 Givaudan SA

 3,243,380

 143,000

 Nippon Kayaku Co, Ltd.

 1,888,863

 $

 13,150,561

 Construction Materials - 0.6%

 543,000

 Anhui Conch Cement Co., Ltd.

 $

 2,075,247

 883,279

 Cemex SAB de CV *

 1,093,940

 888,000

 Indocement Tunggal Prakarsa Tbk PT

 1,619,857

 575,000

 Taiheiyo Cement Corp.

 2,133,970

 $

 6,923,014

 Diversified Metals & Mining - 0.1%

 33,025

 BHP Billiton, Ltd.

 $

 1,055,454

 Steel - 0.3%

 883,000

 Sanyo Special Steel Co, Ltd.

 $

 3,963,061

 Total Materials

 $

 38,953,365

 Capital Goods - 10.2%

 Aerospace & Defense - 2.8%

 58,319

 Airbus Group NV

 $

 4,133,798

 638,226

 Embraer SA

 4,864,463

 43,024

 Honeywell International, Inc.

 3,925,080

 29,015

 Huntington Ingalls Industries, Inc.

 2,757,005

 48,391

 Northrop Grumman Corp.

 5,591,580

 44,127

 The Boeing Co.

 5,527,348

 24,088

 Zodiac Aerospace

 4,242,790

 $

 31,042,064

 Building Products - 0.6%

 10,309

 Geberit AG

 $

 2,983,621

 55,162

 Tarkett SA

 1,977,619

 94,000

 TOTO, Ltd.

 1,485,539

 $

 6,446,779

 Construction & Engineering - 0.8%

 31,261

 Arcadis NV

 $

 1,117,672

 1,009,703

 China Singyes Solar Technologies Holdings, Ltd.

 1,150,826

 2,012,770

 China State Construction International Holdings, Ltd.

 3,659,561

 305,468

 Yumeshin Holdings Co, Ltd.

 2,688,208

 $

 8,616,267

 Electrical Components & Equipment - 1.1%

 66,439

 Eaton Corp Plc

 $

 4,856,027

 141,000

 Hitachi, Ltd.

 1,070,780

 47,403

 Rockwell Automation, Inc.

 5,443,761

 13,301

 Schneider Electric SA

 1,072,571

 $

 12,443,139

 Heavy Electrical Equipment - 0.4%

 339,000

 Mitsubishi Electric Corp.

 $

 3,817,342

 Industrial Conglomerates - 1.1%

 583,433

 Alfa SAB de CV

 $

 1,647,118

 8,896,361

 Alliance Global Group, Inc.

 5,259,411

 28,804

 Danaher Corp.

 2,142,730

 254,000

 Keppel Corp., Ltd.

 2,070,755

 8,564

 Siemens AG

 1,085,321

 $

 12,205,335

 Construction & Farm Machinery & Heavy Trucks - 0.7%

 18,975

 Caterpillar, Inc.

 $

 1,781,942

 55,309

 PACCAR, Inc.

 3,097,304

 234,000

 Tadano, Ltd.

 3,284,697

 $

 8,163,943

 Industrial Machinery - 2.5%

 620,000

 Airtac International Group

 $

 5,613,483

 2,726,840

 CIMC Enric Holdings, Ltd.

 4,335,224

 202,000

 Hiwin Technologies Corp.

 1,824,792

 342,380

 Interpump Group S.p.A.

 4,431,948

 363,000

 Minebea Co, Ltd.

 2,709,659

 28,962

 Pentair, Ltd. *

 2,152,745

 1,724,478

 Sarine Technologies, Ltd.

 2,765,791

 136,700

 THK Co, Ltd.

 2,956,320

 18,000

 Zuiko Corp.

 981,282

 $

 27,771,244

 Trading Companies & Distributors - 0.2%

 157,700

 Mitsui & Co, Ltd.

 $

 2,105,574

 Total Capital Goods

 $

 112,611,687

 Commercial Services & Supplies - 1.5%

 Environmental & Facilities Services - 0.9%

 10,075,311

 Beijing Enterprises Water Group, Ltd.

 $

 5,662,456

 1,594,000

 China Everbright International, Ltd.

 2,078,407

 140,100

 Oyo Corp.

 2,188,378

 $

 9,929,241

 Diversified Support Services - 0.1%

 1,805,567

 Blue Label Telecoms, Ltd.

 $

 1,431,878

 Security & Alarm Services - 0.3%

 62,892

 Secom Co, Ltd.

 $

 3,533,284

 Human Resource & Employment Services - 0.2%

 13,702

 Manpowergroup, Inc.

 $

 1,067,386

 34,273

 USG People NV

 537,648

 $

 1,605,034

 Total Commercial Services & Supplies

 $

 16,499,437

 Transportation - 1.0%

 Air Freight & Logistics - 0.2%

 78,468

 Deutsche Post AG

 $

 2,714,214

 Marine - 0.2%

 529,000

 Nippon Yusen KK

 $

 1,641,159

 Railroads - 0.5%

 42,256

 Canadian National Railway Co.

 $

 2,260,696

 23,399

 Canadian Pacific Railway, Ltd.

 3,544,481

 $

 5,805,177

 Trucking - 0.1%

 32,400

 Trancom Co, Ltd.

 $

 1,172,718

 Total Transportation

 $

 11,333,268

 Automobiles & Components - 4.9%

 Auto Parts & Equipment - 1.5%

 24,815

 Autoliv, Inc.

 $

 2,249,976

 125,671

 Brembo S.p.A.

 3,254,355

 51,500

 Denso Corp.

 2,658,546

 91,000

 NGK Spark Plug Co, Ltd.

 2,096,403

 8,450,975

 Xinyi Glass Holdings, Ltd.

 6,882,204

 $

 17,141,484

 Tires & Rubber - 0.5%

 50,700

 Cie Generale des Etablissements Michelin

 $

 5,342,013

 Automobile Manufacturers - 2.9%

 2,732,000

 Brilliance China Automotive Holdings, Ltd.

 $

 4,162,537

 50,473

 Daimler AG

 4,225,760

 2,872,000

 Dongfeng Motor Group Co, Ltd.

 4,193,114

 192,400

 Fuji Heavy Industries, Ltd.

 5,254,919

 743,385

 Great Wall Motor Co, Ltd.

 3,462,023

 1,397,197

 Mazda Motor Corp.

 6,710,721

 349,800

 Mitsubishi Motors Corp. *

 3,778,196

 $

 31,787,270

 Total Automobiles & Components

 $

 54,270,767

 Consumer Durables & Apparel - 1.3%

 Consumer Electronics - 0.1%

 10,353

 Harman International Industries, Inc.

 $

 1,070,811

 Home Furnishings - 0.5%

 2,945,297

 Man Wah Holdings, Ltd.

 $

 5,338,906

 Homebuilding - 0.4%

 50,079

 Persimmon Plc

 $

 1,078,842

 263,300

 Sekisui House, Ltd.

 3,643,370

 $

 4,722,212

 Household Appliances - 0.2%

 520,000

 Haier Electronics Group Co, Ltd.

 $

 1,523,683

 437,209

 Techtronic Industries Co.

 1,118,282

 $

 2,641,965

 Apparel, Accessories & Luxury Goods - 0.1%

 18,630

 VF Corp.

 $

 1,088,924

 Total Consumer Durables & Apparel

 $

 14,862,818

 Consumer Services - 4.8%

 Casinos & Gaming - 2.5%

 452,380

 Galaxy Entertainment Group, Ltd. *

 $

 4,395,475

 179,900

 Grand Korea Leisure Co., Ltd.

 6,826,905

 56,173

 Las Vegas Sands Corp.

 4,298,358

 4,961,800

 Leisure & Resorts World Corp.

 770,526

 11,396,869

 Melco Crown Philippines Resorts Corp. *

 3,467,036

 360,800

 Sands China, Ltd.

 2,786,141

 1,435,500

 SJM Holdings, Ltd.

 4,491,553

 $

 27,035,994

 Hotels, Resorts & Cruise Lines - 1.8%

 141,699

 Aitken Spence Hotel Holdings Plc

 $

 75,715

 203,414

 China Lodging Group, Ltd. (A.D.R.) *

 5,522,690

 54,997

 Flight Centre Travel Group, Ltd.

 2,273,194

 53,426

 Hotel Shilla Co, Ltd.

 3,791,383

 88,385

 Marriott International, Inc.

 4,357,380

 56,335

 Starwood Hotels & Resorts Worldwide, Inc.

 4,208,788

 $

 20,229,150

 Leisure Facilities - 0.2%

 7,453,380

 Travellers International Hotel Group, Inc. *

 $

 1,623,184

 Restaurants - 0.3%

 257,665

 Domino's Pizza Group Plc

 $

 2,237,732

 73,044

 Greene King Plc

 1,028,217

 50,266

 The Restaurant Group Plc

 504,989

 $

 3,770,938

 Total Consumer Services

 $

 52,659,266

 Media - 2.4%

 Advertising - 0.2%

 3,052,000

 SinoMedia Holding, Ltd.

 $

 2,107,418

 Broadcasting - 0.2%

 86,071

 Grupo Televisa SAB (A.D.R.)

 $

 2,501,223

 Cable & Satellite - 0.5%

 103,915

 Comcast Corp.

 $

 5,658,172

 Movies & Entertainment - 1.0%

 43,798

 The Walt Disney Co.

 $

 3,180,173

 70,771

 Twenty-First Century Fox, Inc.

 2,251,933

 72,753

 Viacom, Inc. (Class B)

 5,973,021

 $

 11,405,127

 Publishing - 0.5%

 333,383

 Reed Elsevier Plc

 $

 4,856,696

 Total Media

 $

 26,528,636

 Retailing - 2.6%

 Internet Retail - 0.7%

 82,641

 Ctrip.com International, Ltd. (A.D.R.) *

 $

 3,265,146

 52,700

 Oisix, Inc. *

 2,112,214

 25,952

 Vipshop Holdings, Ltd. (A.D.R.) *

 2,727,296

 $

 8,104,656

 Department Stores - 0.4%

 42,408

 Next Plc

 $

 4,364,857

 General Merchandise Stores - 0.2%

 788,991

 Harvey Norman Holdings, Ltd.

 $

 2,059,835

 Computer & Electronics Retail - 0.5%

 247,849

 Carphone Warehouse Group Plc

 $

 1,218,727

 26,779,000

 GOME Electrical Appliances Holding, Ltd.

 4,625,943

 $

 5,844,670

 Home Improvement Retail - 0.5%

 75,283

 The Home Depot, Inc.

 $

 5,785,499

 Automotive Retail - 0.2%

 2,740,000

 China ZhengTong Auto Services Holdings, Ltd. *

 $

 1,655,890

 Homefurnishing Retail - 0.1%

 14,300

 Nitori Holdings Co, Ltd.

 $

 1,383,349

 Total Retailing

 $

 29,198,756

 Food & Staples Retailing - 0.8%

 Drug Retail - 0.8%

 64,053

 CVS Caremark Corp.

 $

 4,337,669

 118,500

 Sundrug Co, Ltd.

 4,964,881

 $

 9,302,550

 Total Food & Staples Retailing

 $

 9,302,550

 Food, Beverage & Tobacco - 1.2%

 Distillers & Vintners - 0.3%

 11,646,000

 Emperador, Inc.

 $

 2,926,227

 Packaged Foods & Meats - 0.9%

 6,027,564

 Del Monte Pacific, Ltd.

 $

 3,046,932

 17,000

 MEIJI Holdings Co, Ltd.

 1,061,710

 62,659

 The Hershey Co.

 6,228,305

 $

 10,336,947

 Total Food, Beverage & Tobacco

 $

 13,263,174

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 20,700

 Mandom Corp.

 $

 708,476

 Total Household & Personal Products

 $

 708,476

 Health Care Equipment & Services - 2.4%

 Health Care Equipment - 1.0%

 82,375

 Covidien Plc

 $

 5,621,270

 19,828

 Sonova Holding AG

 2,721,551

 44,503

 St Jude Medical, Inc.

 2,702,667

 $

 11,045,488

 Health Care Supplies - 0.2%

 121,000

 Ginko International Co, Ltd.

 $

 2,220,567

 Health Care Distributors - 0.6%

 56,403

 AmerisourceBergen Corp.

 $

 3,791,410

 33,061

 Cardinal Health, Inc.

 2,248,809

 $

 6,040,219

 Health Care Facilities - 0.1%

 54,567

 Rhoen Klinikum AG

 $

 1,607,697

 Managed Health Care - 0.5%

 59,000

 Cigna Corp.

 $

 5,092,290

 Total Health Care Equipment & Services

 $

 26,006,261

 Pharmaceuticals, Biotechnology & Life Sciences - 2.7%

 Biotechnology - 0.4%

 44,493

 Actelion, Ltd.

 $

 4,171,736

 Pharmaceuticals - 1.7%

 31,942

 Bayer AG

 $

 4,205,728

 3,054,399

 China Medical System Holdings, Ltd.

 3,486,734

 430,884

 Genomma Lab Internacional SAB de CV *

 1,065,362

 563,807

 Glenmark Pharmaceuticals, Ltd.

 5,008,088

 62,431

 Johnson & Johnson

 5,523,271

 $

 19,289,183

 Life Sciences Tools & Services - 0.6%

 58,110

 Thermo Fisher Scientific, Inc.

 $

 6,690,785

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 30,151,704

 Banks - 5.1%

 Diversified Banks - 5.0%

 23,806

 Bancolombia SA (A.D.R.)

 $

 1,046,036

 4,602,500

 Bank Mandiri Persero Tbk PT

 3,290,940

 3,215,500

 Bank Rakyat Indonesia Persero Tbk PT

 2,199,367

 2,061,325

 BDO Unibank, Inc.

 3,574,583

 41,404

 BNP Paribas SA

 3,196,841

 2,799,820

 Commercial Bank of Ceylon Plc

 2,710,303

 18,743

 Credicorp, Ltd.

 2,466,579

 824,396

 First Gulf Bank PJSC

 4,469,178

 9,486,231

 Guaranty Trust Bank Plc

 1,618,946

 2,409,956

 Hatton National Bank Plc

 2,934,295

 3,215,300

 Krung Thai Bank PCL

 1,625,905

 1,045,803

 National Development Bank Plc

 1,494,778

 638,529

 Nordea Bank AB

 8,524,839

 95,994

 Qatar National Bank

 4,866,808

 187,800

 Sumitomo Mitsui Financial Group, Inc.

 8,677,326

 146

 United Overseas Bank, Ltd.

 2,289

 21,520,820

 Zenith Bank Plc

 3,084,042

 $

 55,783,055

 Regional Banks - 0.1%

 197,166

 Banregio Grupo Financiero SAB de CV

 $

 1,081,349

 Total Banks

 $

 56,864,404

 Diversified Financials - 5.5%

 Other Diversified Financial Services - 0.2%

 75,882

 Intercorp Financial Services, Inc.

 $

 2,409,254

 Multi-Sector Holdings - 0.2%

 182,870

 Ayala Corp.

 $

 2,121,658

 Specialized Finance - 1.0%

 541,915

 BM&FBovespa SA

 $

 2,153,914

 135,675

 CBOE Holdings, Inc.

 7,057,814

 376,900

 Mitsubishi UFJ Lease & Finance Co, Ltd.

 1,955,213

 $

 11,166,941

 Consumer Finance - 1.4%

 42,126

 American Express Co.

 $

 3,581,553

 210,975

 Discover Financial Services, Inc.

 11,318,809

 $

 14,900,362

 Asset Management & Custody Banks - 2.7%

 352,625

 Blackstone Group LP

 $

 11,548,469

 3,342,000

 China Cinda Asset Management Co, Ltd. *

 2,160,906

 413,817

 KKR & Co LP

 9,977,128

 195,194

 Prospect Capital Corp.

 2,121,759

 74,981

 Schroders Plc

 3,035,628

 57,021

 THL Credit, Inc.

 902,072

 $

 29,745,962

 Total Diversified Financials

 $

 60,344,177

 Insurance - 3.4%

 Life & Health Insurance - 1.7%

 122,178

 Lincoln National Corp.

 $

 5,868,209

 1,056,900

 New China Life Insurance Co, Ltd. *

 3,094,553

 73,381

 Prudential Financial, Inc.

 6,192,623

 193,334

 Prudential Plc

 3,894,800

 $

 19,050,185

 Multi-line Insurance - 0.9%

 44,282

 Allianz SE *

 $

 7,388,512

 292,409

 Aviva Plc

 2,136,451

 $

 9,524,963

 Property & Casualty Insurance - 0.6%

 28,634

 ACE, Ltd.

 $

 2,686,156

 3,234,000

 PICC Property & Casualty Co, Ltd.

 4,304,882

 $

 6,991,038

 Reinsurance - 0.2%

 194,972

 Korean Reinsurance Co.

 $

 2,029,761

 Total Insurance

 $

 37,595,947

 Real Estate - 1.6%

 Industrial REIT - 0.2%

 1,323,773

 Ascendas Real Estate Investment Trust

 $

 2,201,807

 Mortgage REIT - 0.1%

 57,514

 Starwood Property Trust, Inc.

 $

 1,736,923

 Office REIT - 0.0% †

 708

 Keppel Real Estate Investment Trust

 $

 623

 Specialized REIT - 0.4%

 55,682

 Rayonier, Inc.

 $

 2,464,485

 68,484

 Weyerhaeuser Co.

 2,046,302

 $

 4,510,787

 Diversified Real Estate Activities - 0.5%

 45,156,500

 Alam Sutera Realty Tbk PT

 $

 1,894,167

 1,337,000

 Lippo Cikarang Tbk PT

 612,696

 86,000

 Mitsui Fudosan Co, Ltd.

 2,705,911

 59

 Swire Pacific, Ltd.

 631

 $

 5,213,405

 Real Estate Operating Companies - 0.0% †

 23,825

 Lifestyle Properties Development, Ltd. *

 $

 4,028

 Real Estate Development - 0.4%

 6,636,000

 Fantasia Holdings Group Co, Ltd.

 $

 1,123,048

 43,419,000

 Megaworld Corp.

 3,389,687

 $

 4,512,735

 Total Real Estate

 $

 18,180,308

 Software & Services - 1.8%

 Internet Software & Services - 0.9%

 20,327

 Baidu, Inc. (A.D.R.) *

 $

 3,181,176

 12,800

 Enigmo, Inc. *

 679,105

 59,667

 Qihoo 360 Technology Co, Ltd. (A.D.R.) *

 6,031,140

 $

 9,891,421

 Data Processing & Outsourced Services - 0.3%

 15,039

 Visa, Inc.

 $

 3,239,852

 Application Software - 0.4%

 76,914

 Adobe Systems, Inc. *

 $

 4,552,540

 Home Entertainment Software - 0.2%

 289,500

 Forgame Holdings, Ltd. *

 $

 2,109,544

 Total Software & Services

 $

 19,793,357

 Technology Hardware & Equipment - 3.4%

 Communications Equipment - 0.3%

 227,000

 Hitachi Kokusai Electric, Inc.

 $

 2,981,840

 Computer Hardware - 1.0%

 2,729

 Apple, Inc.

 $

 1,366,137

 5,943,000

 Inventec Corp.

 5,429,720

 3,700,281

 Lenovo Group, Ltd.

 4,768,372

 $

 11,564,229

 Electronic Equipment Manufacturers - 0.4%

 146,300

 FUJIFILM Holdings Corp.

 $

 4,243,382

 Electronic Components - 1.1%

 10,723,400

 Bloomberry Resorts Corp. *

 $

 2,080,056

 23,700

 Iriso Electronics Co, Ltd. *

 1,090,523

 22,900

 Murata Manufacturing Co., Ltd.

 2,118,023

 102,900

 Omron Corp.

 4,060,470

 21,900

 TDK Corp.

 986,148

 145,000

 Yaskawa Electric Corp.

 1,961,349

 $

 12,296,569

 Electronic Manufacturing Services - 0.6%

 1,212,000

 Hon Hai Precision Industry Co., Ltd.

 $

 3,382,333

 4,850,738

 Ju Teng International Holdings, Ltd.

 3,204,632

 $

 6,586,965

 Total Technology Hardware & Equipment

 $

 37,672,985

 Semiconductors & Semiconductor Equipment - 1.6%

 Semiconductor Equipment - 0.2%

 13,847

 ASML Holding NV

 $

 1,180,093

 28,554

 Lam Research Corp. *

 1,445,118

 $

 2,625,211

 Semiconductors - 1.4%

 22,117

 Analog Devices, Inc.

 $

 1,067,588

 51,314

 Avago Technologies, Ltd.

 2,803,797

 15,714,000

 Goldpoly New Energy Holdings, Ltd. *

 3,020,459

 3,910,000

 King Yuan Electronics Co, Ltd.

 2,696,727

 43,800

 Rohm Co, Ltd.

 2,179,781

 29,910

 SK Hynix, Inc.

 1,037,050

 68,292

 SunPower Corp. *

 2,209,929

 $

 15,015,331

 Total Semiconductors & Semiconductor Equipment

 $

 17,640,542

 Telecommunication Services - 0.2%

 Integrated Telecommunication Services - 0.2%

 35,013

 Verizon Communications, Inc.

 $

 1,681,324

 Total Telecommunication Services

 $

 1,681,324

 Utilities - 2.3%

 Gas Utilities - 0.7%

 2,526,000

 China Gas Holdings, Ltd.

 $

 3,529,424

 14,260,000

 China Oil & Gas Group, Ltd.

 2,426,968

 544,000

 China Resources Gas Group, Ltd.

 1,678,570

 $

 7,634,962

 Multi-Utilities - 0.3%

 69,226

 Qatar Electricity & Water Co.

 $

 3,452,195

 Independent Power Producers & Energy Traders - 1.3%

 11,092,075

 Beijing Jingneng Clean Energy Co, Ltd. *

 $

 7,265,133

 6,342,826

 China Power International Development, Ltd.

 2,120,834

 17,570,000

 China WindPower Group, Ltd. *

 1,701,430

 598,174

 Falck Renewables S.p.A. *

 1,121,477

 5,635,071

 Huaneng Renewables Corp, Ltd. *

 2,342,441

 $

 14,551,315

 Total Utilities

 $

 25,638,472

 TOTAL COMMON STOCKS

 (Cost $697,478,682)

 $

 749,306,021

 Principal Amount ($)

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%

 Banks - 1.0%

 Thrifts & Mortgage Finance - 1.0%

 3,000,000

 NR/B3

 COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46

 $

 2,894,730

 3,000,000

 A-/Ba1

 GS Mortgage Securities Corp II Series 2005-GG4, 4.782%, 7/10/39

 3,069,420

 2,384,000

 5.87

 B+/Ba2

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, Floating Rate Note, 4/15/45

 2,412,424

 3,000,000

 5.57

 NR/B1

 Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49

 3,039,888

 $

 11,416,462

 Total Banks

 $

 11,416,462

 Real Estate - 0.2%

 Mortgage REIT - 0.2%

 1,744,106

 NR/Caa3

 Credit Suisse First Boston Mortgage Securities Corp., 4.898%, 3/15/36 (144A)

 $

 1,669,127

 Total Real Estate

 $

 1,669,127

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $12,885,327)

 $

 13,085,589

 CORPORATE BONDS - 13.8%

 Energy - 1.2%

 Oil & Gas Exploration & Production - 0.5%

 2,800,000

 BB+/Ba3

 Concho Resources, Inc., 7.0%, 1/15/21

 $

 3,066,000

 2,153,000

 BBB/Baa1

 Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22 (144A)

 2,271,415

 350,000

 BB-/Ba3

 Whiting Petroleum Corp., 6.5%, 10/1/18

 370,562

 $

 5,707,977

 Coal & Consumable Fuels - 0.7%

 2,900,000

 NR/Ba1

 Adaro Indonesia PT, 7.625%, 10/22/19 (144A)

 $

 3,041,375

 1,500,000

 BB/B1

 CONSOL Energy, Inc., 8.0%, 4/1/17

 1,571,250

 3,200,000

 BB/Ba2

 Peabody Energy Corp., 6.0%, 11/15/18

 3,408,000

 $

 8,020,625

 Total Energy

 $

 13,728,602

 Materials - 3.7%

 Diversified Chemicals - 0.6%

 4,500,000

 BB+/Ba2

 Celanese US Holdings LLC, 4.625%, 11/15/22

 $

 4,353,750

 2,500,000

 BB+/Ba2

 Celanese US Holdings LLC, 5.875%, 6/15/21

 2,662,500

 $

 7,016,250

 Metal & Glass Containers - 0.5%

 5,500,000

 BB+/Ba1

 Ball Corp., 5.0%, 3/15/22

 $

 5,465,625

 Diversified Metals & Mining - 1.5%

 5,300,000

 BB+/Baa3

 AngloGold Ashanti Holdings Plc, 5.125%, 8/1/22

 $

 4,566,183

 4,900,000

 BB+/Baa3

 AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20

 4,544,750

 3,000,000

 BB+/Baa3

 AngloGold Ashanti Holdings Plc, 8.5%, 7/30/20

 3,146,250

 4,500,000

 BB+/Ba2

 Compass Minerals International, Inc., 8.0%, 6/1/19

 4,758,750

 $

 17,015,933

 Gold - 0.7%

 7,300,000

 NR/Baa3

 Kinross Gold Corp., 5.125%, 9/1/21

 $

 7,147,116

 Forest Products - 0.3%

 EURO

 2,000,000

 BB/Ba2

 Smurfit Kappa Acquisitions, 7.75%, 11/15/19 (144A)

 $

 2,906,772

 Paper Products - 0.1%

 1,000,000

 BB/Ba2

 Sappi Papier Holding GmbH, 6.625%, 4/15/21 (144A)

 $

 1,005,000

 Total Materials

 $

 40,556,696

 Capital Goods - 1.6%

 Construction & Engineering - 1.3%

 3,000,000

 BBB+/NR

 China Railway Resources Huitung, Ltd., 3.85%, 2/5/23

 $

 2,753,271

 3,000,000

 A-/A3

 CRCC Yuxiang, Ltd., 3.5%, 5/16/23

 2,717,712

 EURO

 6,300,000

 NR/Ba3

 Obrascon Huarte Lain SA, 7.625%, 3/15/20

 9,389,671

 $

 14,860,654

 Trading Companies & Distributors - 0.3%

 3,000,000

 BBB-/Baa3

 Noble Group, Ltd., 6.625%, 8/5/20 (144A)

 $

 3,078,750

 Total Capital Goods

 $

 17,939,404

 Transportation - 0.7%

 Airlines - 0.4%

 5,000,000

 B+/NR

 American Airlines 2013-1 Class C Pass Through Trust, 6.125%, 7/15/18 (144A)

 $

 5,162,500

 Airport Services - 0.3%

 638,880

 CCC+/B3

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $

 603,742

 3,000,000

 B+/Ba3

 Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19 (144A)

 2,370,000

 $

 2,973,742

 Total Transportation

 $

 8,136,242

 Automobiles & Components - 0.1%

 Auto Parts & Equipment - 0.1%

 100,000

 B/B3

 Pittsburgh Glass Works LLC, 8.0%, 11/15/18 (144A)

 $

 108,000

 1,290,000

 B/B3

 Pittsburgh Glass Works LLC, 8.0%, 11/15/18 (144A)

 1,393,200

 $

 1,501,200

 Total Automobiles & Components

 $

 1,501,200

 Consumer Durables & Apparel - 0.1%

 Housewares & Specialties - 0.1%

 1,000,000

 B+/B1

 Reynolds Group Issuer, Inc., 7.875%, 8/15/19

 $

 1,100,000

 Total Consumer Durables & Apparel

 $

 1,100,000

 Banks - 2.6%

 Diversified Banks - 2.6%

 3,600,000

 NR/Baa2

 Akbank TAS, 5.0%, 10/24/22 (144A)

 $

 3,204,000

 5,000,000

 9.00

 NR/NR

 Banco Bilbao Vizcaya Argentaria SA, Floating Rate Note, 12/31/49 (Perpetual)

 5,225,000

 1,990,000

 BBB+/A3

 Bangkok Bank PCL Hong Kong, 4.8%, 10/18/20 (144A)

 2,057,051

 1,800,000

 A/A3

 Bank of China Hong Kong, Ltd., 5.55%, 2/11/20 (144A)

 1,931,297

 4,375,000

 A-/Baa3

 Bank of East Asia, Ltd., 6.125%, 7/16/20

 4,777,434

 3,800,000

 NR/Baa1

 Industrial & Commercial Bank of China Asia, Ltd., 5.125%, 11/30/20

 4,016,980

 2,000,000

 BBB/Baa2

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 2,236,800

 EURO

 3,600,000

 4.50

 BBB-/Baa3

 Santander Issuances SAU, Floating Rate Note, 9/30/19

 4,697,870

 $

 28,146,432

 Total Banks

 $

 28,146,432

 Diversified Financials - 2.4%

 Other Diversified Financial Services - 0.5%

 5,000,000

 7.88

 NR/NR

 Credit Suisse Group Guernsey I, Ltd., Floating Rate Note, 2/24/41

 $

 5,372,000

 Specialized Finance - 0.2%

 2,900,000

 BBB/Baa2

 China Merchants Finance Co, Ltd., 5.0%, 5/4/22

 $

 2,916,182

 Asset Management & Custody Banks - 0.8%

 1,556,000

 A+/NR

 Blackstone Holdings Finance Co. LLC, 4.75%, 2/15/23 (144A)

 $

 1,652,682

 3,000,000

 A/NR

 KKR Group Finance Co LLC, 6.375%, 9/29/20 (144A)

 3,462,072

 3,800,000

 BBB/NR

 Prospect Capital Corp., 5.875%, 3/15/23

 3,781,730

 $

 8,896,484

 Investment Banking & Brokerage - 0.9%

 4,000,000

 BBB/A3

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 $

 4,469,600

 4,500,000

 BBB-/NR

 UBS AG, 7.625%, 8/17/22

 5,172,052

 $

 9,641,652

 Total Diversified Financials

 $

 26,826,318

 Insurance - 0.2%

 Reinsurance - 0.2%

 400,000

 6.66

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 $

 413,080

 1,000,000

 7.25

 BB-/NR

 Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)

 1,042,100

 300,000

 7.56

 BB-/NR

 Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)

 302,370

 $

 1,757,550

 Total Insurance

 $

 1,757,550

 Real Estate - 0.8%

 Diversified Real Estate Activities - 0.0% †

 430,000

 NR/B1

 Alam Synergy Pte, Ltd., 9.0%, 1/29/19 (144A)

 $

 425,700

 Real Estate Development - 0.3%

 3,000,000

 BB-/Ba2

 Agile Property Holdings, Ltd., 8.875%, 4/28/17 (144A)

 $

 3,086,250

 Real Estate Services - 0.5%

 5,000,000

 BB-/B2

 Kennedy-Wilson, Inc., 8.75%, 4/1/19

 $

 5,437,500

 Total Real Estate

 $

 8,949,450

 Utilities - 0.4%

 Independent Power Producers & Energy Traders - 0.4%

 2,000,000

 BB-/B1

 Calpine Corp., 7.875%, 1/15/23 (144A)

 $

 2,205,000

 700,000

 NR/B2

 Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)

 645,750

 1,000,000

 NR/B2

 Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)

 922,500

 $

 3,773,250

 Total Utilities

 $

 3,773,250

 TOTAL CORPORATE BONDS

 (Cost $152,103,658)

 $

 152,415,144

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%

 21,719,000

 NR/Aaa

 U.S. Treasury Bonds, 3.75%, 11/15/43

 $

 22,224,640

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $21,820,917)

 $

 22,224,640

 FOREIGN GOVERNMENT BONDS - 6.3%

 IDR

 161,081,000,000

 NR/Baa3

 Indonesia Treasury Bond, 8.375%, 3/15/24

 $

 12,829,752

 EURO

 6,750,000

 BBB+/Baa3

 Ireland Government Bond, 3.9%, 3/20/23

 9,700,784

 JPY

 1,051,811,500

 NR/Aa3

 Japanese Government CPI Linked Bond, 0.1%, 9/10/23

 10,978,755

 6,300,000

 BBB/Baa1

 Lithuania Government International Bond, 6.125%, 3/9/21 (144A)

 7,101,990

 MXN

 30,070,000

 A/Baa1

 Mexican Bonos, 8.0%, 6/11/20

 2,492,747

 MXN

 77,000,000

 A/Baa1

 Mexican Bonos, 8.0%, 6/11/20

 6,383,157

 NZD

 8,515,000

 AA+/Aaa

 New Zealand Government Bond, 3.0%, 4/15/20

 6,397,601

 8,500,000

 BB+/Baa3

 Romanian Government International Bond, 4.375%, 8/22/23 (144A)

 8,064,375

 5,800,000

 NR/Baa3

 Turkey Government International Bond, 5.125%, 3/25/22

 5,541,900

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $70,316,209)

 $

 69,491,061

 SENIOR FLOATING RATE LOAN INTERESTS - 0.0% † **

 Materials - 0.0% †

 Aluminum - 0.0% †

 242,505

 3.75

 BB-/Ba2

 Novelis, Inc. Georgia, Initial Term Loan, 3/10/17

 $

 244,410

 Total Materials

 $

 244,410

 Technology Hardware & Equipment - 0.0% †

 Communications Equipment - 0.0% †

 121,358

 2.74

 NR/NR

 Commscope, Inc., Tranche 3 Term Loan, 1/21/17

 $

 121,965

 182,037

 3.25

 NR/NR

 Commscope, Inc., Tranche 4 Term Loan, 1/14/18

 183,517

 $

 305,482

 Total Technology Hardware & Equipment

 $

 305,482

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $544,027)

 $

 549,892

 Shares

 EXCHANGE TRADED FUNDS - 2.3%

 62,300

 BlackRock MuniVest Fund, Inc.

 $

 596,834

 44,100

 BlackRock MuniYield Fund, Inc.

 599,319

 579,700

 PowerShares Buyback Achievers Portfolio

 23,750,306

 20,600

 SPDR S&P Euro Dividend Aristocrats UCITS ETF

 519,212

 25,744

 SPDR S&P UK Dividend Aristocrats UCITS ETF

 529,854

 TOTAL EXCHANGE TRADED FUNDS

 (Cost $21,618,173)

 $

 25,995,525

 PURCHASED PUT OPTIONS - 0.5%

 234

 S&P500 EMINI @ 1745

 $

 198,900

 500

 Nikkei 225 @ 15875

 5,107,777

 $

 5,306,677

 TOTAL PURCHASED PUT OPTIONS

 (Cost $2,419,165)

 $

 5,306,677

 PURCHASED CALL OPTIONS - 0.5%

 600

 Hong Kong Hang Seng Index @ 22800

 $

 399,933

 TOTAL PURCHASED CALL OPTIONS

 (Cost $1,679,384)

 $

 399,933

 TOTAL INVESTMENT IN SECURITIES - 95.2%

 (Cost $996,667,403) (a)

 $

 1,053,811,798

 OTHER ASSETS & LIABILITIES - 4.8%

 $

 52,768,841

 TOTAL NET ASSETS - 100.0%

 $

 1,106,580,639

 Notional Principal ($)

 CREDIT DEFAULT SWAP AGREEMENT

 Unrealized Appreciation

 52,000,000

 JPMorgan, NA.HY.21.V1, 5.0%, 12/20/18

 $

 687,326

 TOTALCREDIT DEFAULT SWAP AGREEMENT

 (premium paid ($4,154,800))

 $

 687,326

 *

 Non-income producing security.

 †

 Amount rounds to less than 0.1%.

 NR

 Not rated by either S&P or Moody's.

 REIT

 Real Estate Investment Trust.

 (Perpetual)

 Security with no stated maturity date.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2014, the value of these securities amounted to $66,832,498 or 6.0% of total net assets.

 (A.D.R.)

 American Depositary Receipts.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At January 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,000,054,478 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 55,367,453

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (1,610,133)

 Net unrealized appreciation

 $

 53,757,320

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EURO

 Euro

 IDR

 Indonesian Rupiah

 JPY

 Japanese Yen

 MXN

 Mexican Peso

 NZD

 New Zealand Dollar

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
5,446,345

$
-

$
5,446,345

 Preferred Stocks

9,083,971

507,000

-

9,590,971

 Common Stocks*

266,089,356

483,216,665

-

749,306,021

 Collateralized Mortgage Obligations

-

13,085,589

-

13,085,589

 Corporate Bonds

-

152,415,144

-

152,415,144

 U.S. Government And Agency Obligations

22,224,640

-

22,224,640

 Foreign Government Bonds

-

69,491,061

-

69,491,061

 Senior Floating Rate Loan Interests

-

549,892

-

549,892

 Exchange Traded Funds

25,995,525

-

-

25,995,525

 Purchased Options

5,706,610

-

-

5,706,610

 Total

$
306,875,462

$
746,936,336

$
-

$
1,053,811,798

 Other Financial Instruments

 Credit  Default Swap

$
-

$
687,326

$
-

$
687,326

 Futures Contracts

462,787

-

-

462,787

 Total Other Financial Instruments

$
462,787

$
687,326

$
-

$
1,150,113

 * Level 2 securities are valued by independent pricing services using fair value factors.

 During the period ended January 31, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Pioneer Series Trust VI By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date April 1, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date April 1, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date April 1, 2014 * Print the name and title of each signing officer under his or her signature.